UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Value

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC's) web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Blue Chip Value Fund cumulative total return and show you what would have happened if Fidelity Blue Chip Value shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Investment Summary

Top Ten Stocks as of July 31, 2003
% of fund's net assets
Citigroup, Inc.	4.4
Bank of America Corp.	3.9
Verizon Communications, Inc.	2.8
American International Group, Inc.	2.7
Exxon Mobil Corp.	2.6
Tyco International Ltd.	2.4
Merck & Co., Inc.	2.3
ChevronTexaco Corp.	2.2
AOL Time Warner, Inc.	2.1
Bank One Corp.	2.0
27.4
Top Five Market Sectors as of July 31, 2003
% of fund's net assets
Financials	31.2
Energy	11.2
Consumer Discretionary	10.7
Industrials	10.6
Information Technology	7.8
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *
Stocks 97.5%
Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	2.4%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.1%
Harley-Davidson, Inc.	400	$ 18,752
Hotels, Restaurants & Leisure - 1.3%
Darden Restaurants, Inc.	1,100	20,581
Hilton Hotels Corp.	2,300	33,580
McDonald's Corp.	8,200	188,682
		242,843
Household Durables - 0.7%
Garmin Ltd. (a)	400	15,304
KB Home	800	45,288
Sony Corp. sponsored ADR	2,200	68,640
		129,232
Media - 7.0%
AOL Time Warner, Inc. (a)	26,000	401,180
Citadel Broadcasting Corp.	1,000	19,000
Clear Channel Communications, Inc.	2,000	81,900
Comcast Corp. Class A (a)	3,700	112,184
Cox Communications, Inc. Class A (a)	700	22,253
E.W. Scripps Co. Class A	400	33,184
Emmis Communications Corp. Class A (a)	1,500	30,015
Fox Entertainment Group, Inc. Class A (a)	3,000	90,810
Liberty Media Corp. Class A (a)	11,900	131,971
Viacom, Inc. Class B (non-vtg.)	4,100	178,432
Walt Disney Co.	9,000	197,280
		1,298,209
Multiline Retail - 0.2%
99 Cents Only Stores (a)	800	27,360
Tuesday Morning Corp. (a)	700	19,866
		47,226
Specialty Retail - 1.4%
CarMax, Inc. (a)	800	28,400
Home Depot, Inc.	5,600	174,720
Lowe's Companies, Inc.	800	38,048
Sonic Automotive, Inc. Class A (a)	600	15,390
		256,558
TOTAL CONSUMER DISCRETIONARY		1,992,820
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 4.5%
Beverages - 0.6%
The Coca-Cola Co.	2,400	$ 107,928
Food & Staples Retailing - 0.7%
CVS Corp.	800	23,992
Safeway, Inc. (a)	3,000	64,050
Sysco Corp.	1,500	45,195
		133,237
Food Products - 0.2%
Del Monte Foods Co. (a)	1,300	11,375
Interstate Bakeries Corp.	2,400	24,576
		35,951
Household Products - 0.8%
Procter & Gamble Co.	1,600	140,592
Personal Products - 1.6%
Avon Products, Inc.	1,500	93,585
Gillette Co.	6,700	206,092
		299,677
Tobacco - 0.6%
Altria Group, Inc.	3,000	120,030
TOTAL CONSUMER STAPLES		837,415
ENERGY - 11.2%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	1,000	31,410
BJ Services Co. (a)	800	27,400
ENSCO International, Inc.	6,700	167,969
National-Oilwell, Inc. (a)	1,400	25,760
Pride International, Inc. (a)	3,100	51,088
Smith International, Inc. (a)	2,200	78,848
Transocean, Inc. (a)	1,500	29,355
Weatherford International Ltd. (a)	4,200	152,334
		564,164
Oil & Gas - 8.2%
Apache Corp.	1,100	68,156
BP PLC sponsored ADR	2,000	83,100
Burlington Resources, Inc.	1,200	55,404
ChevronTexaco Corp.	5,600	403,816
ConocoPhillips	2,700	141,318
Devon Energy Corp.	1,900	90,003
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	13,600	$ 483,888
Murphy Oil Corp.	700	34,566
Occidental Petroleum Corp.	4,000	130,760
Valero Energy Corp.	700	25,480
		1,516,491
TOTAL ENERGY		2,080,655
FINANCIALS - 31.2%
Capital Markets - 6.2%
Bank of New York Co., Inc.	3,000	90,360
Bear Stearns Companies, Inc.	1,100	73,700
J.P. Morgan Chase & Co.	7,800	273,390
Lehman Brothers Holdings, Inc.	1,500	94,905
Merrill Lynch & Co., Inc.	6,300	342,531
Morgan Stanley	6,000	284,640
		1,159,526
Commercial Banks - 11.0%
Bank of America Corp.	8,700	718,359
Bank One Corp.	9,300	367,908
Fifth Third Bancorp	1,900	104,519
FleetBoston Financial Corp.	3,600	111,924
Valley National Bancorp	1,700	46,801
Wachovia Corp.	7,600	332,044
Wells Fargo & Co.	7,100	358,763
		2,040,318
Consumer Finance - 0.5%
MBNA Corp.	3,900	86,931
Diversified Financial Services - 5.0%
CIT Group, Inc.	2,600	72,488
Citigroup, Inc.	18,400	824,320
Deutsche Boerse AG	620	32,758
		929,566
Insurance - 6.9%
ACE Ltd.	2,000	65,980
AFLAC, Inc.	2,600	83,408
Allstate Corp.	5,300	201,559
AMBAC Financial Group, Inc.	400	26,348
American International Group, Inc.	7,900	507,180
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	700	$ 18,326
Hartford Financial Services Group, Inc.	1,400	73,066
John Hancock Financial Services, Inc.	1,900	62,035
Montpelier Re Holdings Ltd.	700	22,533
Nationwide Financial Services, Inc. Class A	700	21,665
The Chubb Corp.	800	51,840
Travelers Property Casualty Corp. Class B	6,900	111,366
UnumProvident Corp.	3,200	43,456
		1,288,762
Real Estate - 0.6%
Apartment Investment & Management Co. Class A	1,600	63,056
iStar Financial, Inc.	1,200	43,500
		106,556
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	1,100	70,444
Golden West Financial Corp., Delaware	460	37,996
Sovereign Bancorp, Inc.	4,100	73,554
		181,994
TOTAL FINANCIALS		5,793,653
HEALTH CARE - 7.1%
Biotechnology - 0.3%
Cephalon, Inc. (a)	1,200	59,976
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	1,000	42,270
Baxter International, Inc.	5,500	151,855
St. Jude Medical, Inc. (a)	800	42,920
		237,045
Health Care Providers & Services - 1.2%
HealthSouth Corp. (a)	11,300	18,193
IMS Health, Inc.	1,200	23,208
McKesson Corp.	700	22,582
UnitedHealth Group, Inc.	2,700	140,643
WebMD Corp. (a)	1,100	13,288
		217,914
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	2,500	65,500
Merck & Co., Inc.	7,800	431,184
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	11,900	$ 202,062
Shire Pharmaceuticals Group PLC sponsored ADR (a)	900	21,087
Wyeth	2,000	91,160
		810,993
TOTAL HEALTH CARE		1,325,928
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.3%
Boeing Co.	400	13,248
Bombardier, Inc. Class B (sub. vtg.)	6,300	23,109
Honeywell International, Inc.	3,300	93,324
Lockheed Martin Corp.	4,500	235,530
Northrop Grumman Corp.	800	73,792
United Defense Industries, Inc. (a)	1,000	25,390
United Technologies Corp.	1,900	142,937
		607,330
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	300	12,867
Southwest Airlines Co.	2,800	45,948
		58,815
Building Products - 0.3%
Masco Corp.	1,900	46,303
Commercial Services & Supplies - 1.5%
Cintas Corp.	2,200	90,574
Monster Worldwide, Inc.	1,100	29,205
Robert Half International, Inc. (a)	4,000	86,840
Waste Management, Inc.	3,200	76,448
		283,067
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	800	19,728
Granite Construction, Inc.	1,800	32,346
		52,074
Industrial Conglomerates - 3.9%
3M Co.	1,100	154,220
General Electric Co.	3,600	102,384
Textron, Inc.	700	30,394
Tyco International Ltd.	23,700	440,820
		727,818
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.6%
Cummins, Inc.	300	$ 13,899
Eaton Corp.	400	33,668
Manitowoc Co., Inc.	600	13,680
Parker Hannifin Corp.	800	36,880
SPX Corp. (a)	400	18,836
		116,963
Road & Rail - 0.4%
Arkansas Best Corp.	300	8,301
Union Pacific Corp.	1,200	73,128
		81,429
TOTAL INDUSTRIALS		1,973,799
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.6%
Motorola, Inc.	12,300	111,192
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	11,900	251,923
International Business Machines Corp.	2,500	203,125
SanDisk Corp. (a)	200	11,338
Seagate Technology	1,900	41,420
Sun Microsystems, Inc. (a)	14,200	53,108
		560,914
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	4,000	86,920
Celestica, Inc. (sub. vtg.) (a)	1,600	24,615
PerkinElmer, Inc.	2,000	29,720
Tech Data Corp. (a)	600	18,780
Thermo Electron Corp. (a)	2,500	55,625
Vishay Intertechnology, Inc. (a)	2,500	33,250
		248,910
IT Services - 1.0%
Computer Sciences Corp. (a)	400	16,228
Concord EFS, Inc. (a)	1,600	21,776
First Data Corp.	2,300	86,848
Titan Corp.	3,500	53,690
		178,542
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.4%
IKON Office Solutions, Inc.	4,100	$ 29,438
Xerox Corp. (a)	4,100	44,280
		73,718
Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc. (a)	3,200	46,848
National Semiconductor Corp. (a)	800	17,880
Texas Instruments, Inc.	2,500	47,175
		111,903
Software - 0.9%
Autodesk, Inc.	1,500	22,440
Microsoft Corp.	2,600	68,640
Network Associates, Inc. (a)	4,100	46,330
Vastera, Inc. (a)	4,600	28,715
		166,125
TOTAL INFORMATION TECHNOLOGY		1,451,304
MATERIALS - 4.0%
Chemicals - 1.6%
Dow Chemical Co.	4,500	158,850
Lyondell Chemical Co.	1,100	16,467
Praxair, Inc.	1,900	122,854
		298,171
Containers & Packaging - 0.6%
Ball Corp.	300	14,910
Crown Holdings, Inc. (a)	1,400	10,458
Owens-Illinois, Inc. (a)	4,900	56,007
Smurfit-Stone Container Corp. (a)	1,500	22,455
		103,830
Metals & Mining - 0.9%
Alcoa, Inc.	1,700	47,209
Freeport-McMoRan Copper & Gold, Inc. Class B	2,200	58,938
Massey Energy Co.	2,300	26,335
Newmont Mining Corp. Holding Co.	1,000	36,100
		168,582
Paper & Forest Products - 0.9%
Bowater, Inc.	1,200	46,224
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.	500	$ 10,925
International Paper Co.	2,800	109,536
		166,685
TOTAL MATERIALS		737,268
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
Citizens Communications Co. (a)	6,000	71,100
Covad Communications Group, Inc. (a)	33,500	39,865
NTL, Inc. (a)	700	29,267
Qwest Communications International, Inc. (a)	11,300	45,087
SBC Communications, Inc.	11,200	261,632
Verizon Communications, Inc.	14,700	512,442
		959,393
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	5,800	49,474
Crown Castle International Corp. (a)	2,900	28,710
Nextel Communications, Inc. Class A (a)	3,000	54,780
		132,964
TOTAL TELECOMMUNICATION SERVICES		1,092,357
UTILITIES - 4.5%
Electric Utilities - 3.5%
Dominion Resources, Inc.	2,300	138,230
Edison International (a)	2,700	44,307
Entergy Corp.	1,500	77,265
FirstEnergy Corp.	800	27,592
FPL Group, Inc.	1,500	92,505
PG&E Corp. (a)	2,200	47,190
Southern Co.	4,900	139,356
TXU Corp.	3,900	78,663
		645,108
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	8,900	55,981
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Reliant Resources, Inc. (a)	10,900	$ 54,064
SCANA Corp.	2,200	73,040
		183,085
TOTAL UTILITIES		828,193
TOTAL COMMON STOCKS (Cost $18,279,159)		18,113,392
Cash Equivalents - 4.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $797,000)	$ 797,024	797,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $19,076,159)		18,910,392
NET OTHER ASSETS - (1.8)%		(328,035)
NET ASSETS - 100%		$ 18,582,357
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,566,191 and $1,227,397, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $432 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $797,000) (cost $ 19,076,159) - See accompanying schedule		$ 18,910,392
Cash		43
Receivable for investments sold		302,983
Receivable for fund shares sold		123,713
Dividends receivable		21,816
Prepaid expenses		19,425
Receivable from investment adviser for expense reductions		19,759
Total assets		19,398,131

Liabilities
Payable for investments purchased	$ 720,311
Payable for fund shares redeemed	31,174
Accrued management fee	7,242
Other payables and accrued expenses	57,047
Total liabilities		815,774

Net Assets		$ 18,582,357
Net Assets consist of:
Paid in capital		$ 18,801,516
Undistributed net investment income		6,244
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(59,626)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(165,777)
Net Assets, for 1,908,982 shares outstanding		$ 18,582,357
Net Asset Value, offering price and redemption price per share ($18,582,357 ÷ 1,908,982 shares)		$ 9.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period June 17, 2003 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 26,933
Interest		1,723
Total income		28,656

Expenses
Management fee	$ 8,599
Transfer agent fees	5,524
Accounting fees and expenses	7,541
Non-interested trustees' compensation	2
Custodian fees and expenses	2,731
Registration fees	3,518
Audit	22,696
Total expenses before reductions	50,611
Expense reductions	(28,164)	22,447
Net investment income (loss)		6,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(59,634)
Foreign currency transactions	42
Total net realized gain (loss)		(59,592)
Change in net unrealized appreciation (depreciation) on: Investment securities	(165,767)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(165,777)
Net gain (loss)		(225,369)
Net increase (decrease) in net assets resulting from operations		$ (219,160)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period June 17, 2003 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,209
Net realized gain (loss)	(59,592)
Change in net unrealized appreciation (depreciation)	(165,777)
Net increase (decrease) in net assets resulting from operations	(219,160)
Share transactions Net proceeds from sales of shares	19,361,566
Cost of shares redeemed	(560,049)
Net increase (decrease) in net assets resulting from share transactions	18,801,517
Total increase (decrease) in net assets	18,582,357

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6,244)	$ 18,582,357
Other Information Shares
Sold	1,966,232
Redeemed	(57,250)
Net increase (decrease)	1,908,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- G
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.27)
Net asset value, end of period	$ 9.73
Total ReturnB,C	(2.70)%
Ratios to Average Net Assets F
Expenses before expense reductions	3.37% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,582
Portfolio turnover rate	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Blue Chip Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. FMR bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 441,275
Unrealized depreciation	(655,421)
Net unrealized appreciation (depreciation)	(214,146)
Undistributed ordinary income	6,195
Cost for federal income tax purposes	$ 19,124,538

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until June 2004. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .37% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment advisor. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $28,037.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $127 for the period.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 26% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Blue Chip Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Blue Chip Value Fund (a fund of Fidelity Securities Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Blue Chip Value Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Blue Chip Value (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2003

Vice President of Blue Chip Value. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Eric D. Roiter (54)

Year of Election or Appointment: 2003

Secretary of Blue Chip Value. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Blue Chip Value. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2003

President and Treasurer of Blue Chip Value. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2003

Chief Financial Officer of Blue Chip Value. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Blue Chip Value. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2003 Assistant Treasurer of Blue Chip Value. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Blue Chip Value. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of Blue Chip Value. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Blue Chip Value. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

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Fidelity®

Blue Chip Growth

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Blue Chip Growth	9.13%	-2.40%	9.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Blue Chip Growth Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 IndexSM (S&P 500®) did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John McDowell, Portfolio Manager of Fidelity® Blue Chip Growth Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

Fidelity Blue Chip Growth Fund gained 9.13% during the past year, trailing the LipperSM Growth Funds Average, which returned 11.18%, and the S&P 500® index. The fund also lagged its growth benchmark, the Russell 1000® Growth Index, which returned 11.64%. Despite becoming more aggressive in anticipation of an economic recovery, we remained more conservatively positioned than the Russell index, which hurt the fund's performance amid the powerful post-war rally. At the same time, our peer group tended to have more exposure than we did to small- and mid-sized companies, which strongly outpaced their large-cap counterparts. Relative to the S&P®, much of the shortfall came during the first half of the period, as the fund's more-aggressive positioning versus this index took its toll in the down market. Despite favorable sector positioning for the period overall, disappointing security selection dampened relative returns. Many of the fund's largest detractors - including McDonald's, Schering-Plough, Gillette and Northrop Grumman - didn't suffer major earnings problems, but didn't have big cyclical earnings recoveries coming out of the recession either. We've since sold McDonald's. Companies with large earnings gains off of depressed levels did particularly well, but we're traditionally underexposed to this group. That said, the stocks we did own with these characteristics - including Boston Scientific, Merrill Lynch, Yahoo!, Ericsson and Comcast - were among our top contributors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.8	5.0
Pfizer, Inc.	3.9	3.8
General Electric Co.	3.7	3.4
Wal-Mart Stores, Inc.	2.5	2.5
Citigroup, Inc.	2.4	2.1
American International Group, Inc.	2.3	2.3
Johnson & Johnson	2.2	2.6
Intel Corp.	2.2	1.6
Merck & Co., Inc.	2.2	2.4
Cisco Systems, Inc.	2.1	1.6
	28.3
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	18.1
Health Care	20.7	21.7
Financials	15.0	15.9
Consumer Staples	11.7	10.5
Consumer Discretionary	9.7	11.6
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 97.6%		Stocks 96.8%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	2.0%	** Foreign investments	1.7%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc. (a)	1,780,500	$ 62,318
Household Durables - 0.4%
Leggett & Platt, Inc.	1,834,000	40,605
Lennar Corp. Class A	503,100	32,797
		73,402
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,088,700	45,421
eBay, Inc. (a)	681,100	73,014
InterActiveCorp (a)	1,004,600	40,656
		159,091
Media - 4.6%
AOL Time Warner, Inc. (a)	12,341,532	190,430
Citadel Broadcasting Corp.	47,200	897
Clear Channel Communications, Inc.	2,151,000	88,083
Comcast Corp.:
Class A (a)	1,142,052	34,627
Class A (special) (a)	3,467,100	101,586
Cox Communications, Inc. Class A (a)	712,600	22,654
EchoStar Communications Corp. Class A (a)	1,013,600	36,763
Fox Entertainment Group, Inc. Class A (a)	1,846,000	55,878
Omnicom Group, Inc.	981,300	72,498
The New York Times Co. Class A	1,566,800	69,879
Univision Communications, Inc. Class A (a)	2,209,000	68,921
Viacom, Inc. Class B (non-vtg.)	3,374,796	146,871
Walt Disney Co.	1,542,200	33,805
		922,892
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	1,316,500	49,382
Kohl's Corp. (a)	1,165,200	69,155
Target Corp.	1,091,100	41,811
		160,348
Specialty Retail - 2.2%
AutoZone, Inc. (a)	377,700	31,447
Best Buy Co., Inc. (a)	1,404,550	61,309
Home Depot, Inc.	7,914,700	246,939
Lowe's Companies, Inc.	1,638,600	77,932
Office Depot, Inc. (a)	1,810,500	30,054
		447,681
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	1,593,100	$ 54,850
NIKE, Inc. Class B	1,108,700	57,364
		112,214
TOTAL CONSUMER DISCRETIONARY		1,937,946
CONSUMER STAPLES - 11.7%
Beverages - 2.9%
Anheuser-Busch Companies, Inc.	1,489,200	77,170
PepsiCo, Inc.	3,746,462	172,600
The Coca-Cola Co.	7,528,400	338,552
		588,322
Food & Staples Retailing - 3.6%
CVS Corp.	1,685,000	50,533
Rite Aid Corp.	2,254,000	10,661
Sysco Corp.	2,802,200	84,430
Wal-Mart Stores, Inc.	8,883,755	496,691
Walgreen Co.	2,119,100	63,403
Whole Foods Market, Inc. (a)	296,600	15,119
		720,837
Food Products - 0.2%
Wm. Wrigley Jr. Co.	688,200	37,362
Household Products - 2.3%
Colgate-Palmolive Co.	3,015,200	164,630
Procter & Gamble Co.	3,248,290	285,427
		450,057
Personal Products - 2.1%
Avon Products, Inc.	2,611,400	162,925
Gillette Co.	8,352,400	256,920
		419,845
Tobacco - 0.6%
Altria Group, Inc.	3,084,500	123,411
TOTAL CONSUMER STAPLES		2,339,834
ENERGY - 5.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	3,452,800	108,452
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
BJ Services Co. (a)	1,928,400	$ 66,048
Helmerich & Payne, Inc.	417,600	11,171
Nabors Industries Ltd. (a)	1,477,600	52,898
Schlumberger Ltd. (NY Shares)	1,968,100	88,702
Transocean, Inc. (a)	1,697,100	33,212
Weatherford International Ltd. (a)	1,180,000	42,799
		403,282
Oil & Gas - 3.0%
Apache Corp.	722,595	44,772
Burlington Resources, Inc.	1,162,800	53,686
ChevronTexaco Corp.	1,445,200	104,213
ConocoPhillips	1,343,600	70,324
Devon Energy Corp.	920,900	43,623
Exxon Mobil Corp.	4,943,200	175,879
Total SA Series B	679,400	100,008
Valero Energy Corp.	220,000	8,008
		600,513
TOTAL ENERGY		1,003,795
FINANCIALS - 15.0%
Capital Markets - 2.6%
Bank of New York Co., Inc.	2,378,200	71,631
Charles Schwab Corp.	2,640,100	27,483
Goldman Sachs Group, Inc.	296,400	25,828
J.P. Morgan Chase & Co.	1,688,200	59,171
Lehman Brothers Holdings, Inc.	503,500	31,856
Merrill Lynch & Co., Inc.	2,693,000	146,418
Morgan Stanley	2,328,500	110,464
State Street Corp.	836,300	38,386
		511,237
Commercial Banks - 2.5%
Bank of America Corp.	2,004,400	165,503
Bank One Corp.	2,405,100	95,146
Fifth Third Bancorp	2,027,000	111,505
Wachovia Corp.	2,226,100	97,258
Wells Fargo & Co.	712,700	36,013
		505,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 2.0%
American Express Co.	4,364,429	$ 192,777
MBNA Corp.	6,145,600	136,985
SLM Corp.	1,847,800	76,610
		406,372
Diversified Financial Services - 2.4%
Citigroup, Inc.	10,705,954	479,627
Insurance - 3.9%
AFLAC, Inc.	2,142,100	68,719
Allstate Corp.	2,775,400	105,548
AMBAC Financial Group, Inc.	965,100	63,571
American International Group, Inc.	7,130,755	457,794
MBIA, Inc.	1,049,550	53,128
Travelers Property Casualty Corp.:
Class A	404,999	6,561
Class B	832,093	13,430
		768,751
Real Estate - 0.0%
Corrections Corp. of America (a)	5,488	135
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	3,374,100	216,077
Freddie Mac	664,200	32,446
Golden West Financial Corp., Delaware	728,500	60,174
		308,697
TOTAL FINANCIALS		2,980,244
HEALTH CARE - 20.7%
Biotechnology - 2.5%
Amgen, Inc. (a)	5,378,800	374,257
Biogen, Inc. (a)	936,200	35,969
Cephalon, Inc. (a)	167,500	8,372
Genentech, Inc. (a)	586,200	47,336
MedImmune, Inc. (a)	711,800	27,895
		493,829
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	2,754,900	76,063
Boston Scientific Corp. (a)	1,508,890	95,407
Medtronic, Inc.	4,744,200	244,326
Millipore Corp. (a)	717,100	31,904
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	1,764,200	$ 94,649
Zimmer Holdings, Inc. (a)	943,780	45,122
		587,471
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	1,167,175	63,903
Health Management Associates, Inc. Class A	2,163,800	43,211
Laboratory Corp. of America Holdings (a)	1,441,700	45,803
McKesson Corp.	1,510,100	48,716
Quest Diagnostics, Inc. (a)	753,000	44,999
UnitedHealth Group, Inc.	4,234,200	220,559
		467,191
Pharmaceuticals - 13.0%
Abbott Laboratories	5,768,200	226,402
Allergan, Inc.	931,800	74,991
AstraZeneca PLC sponsored ADR	1,614,100	64,919
Bristol-Myers Squibb Co.	2,086,400	54,664
Eli Lilly & Co.	1,458,900	96,054
Forest Laboratories, Inc. (a)	1,230,300	58,907
Johnson & Johnson	8,638,304	447,378
Merck & Co., Inc.	7,861,400	434,578
Mylan Laboratories, Inc.	877,650	29,638
Pfizer, Inc.	23,117,300	771,193
Schering-Plough Corp.	4,294,100	72,914
Wyeth	5,513,700	251,314
		2,582,952
TOTAL HEALTH CARE		4,131,443
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	1,875,100	98,143
Northrop Grumman Corp.	763,500	70,425
		168,568
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,460,400	92,122
Airlines - 0.3%
Southwest Airlines Co.	3,409,900	55,956
Building Products - 0.2%
Masco Corp.	1,847,700	45,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Apollo Group, Inc. Class A (a)	547,400	$ 35,450
Avery Dennison Corp.	1,206,800	65,119
Cendant Corp. (a)	1,044,300	18,745
ChoicePoint, Inc. (a)	459,200	17,514
Cintas Corp.	771,200	31,750
Waste Management, Inc.	2,509,300	59,947
		228,525
Industrial Conglomerates - 5.3%
3M Co.	1,610,900	225,848
General Electric Co.	26,133,500	743,237
Tyco International Ltd.	4,288,200	79,761
		1,048,846
Machinery - 1.2%
Danaher Corp.	516,900	37,320
Illinois Tool Works, Inc.	900,600	62,727
Ingersoll-Rand Co. Ltd. Class A	1,204,050	65,308
Parker Hannifin Corp.	1,564,900	72,142
		237,497
TOTAL INDUSTRIALS		1,876,542
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	22,006,200	429,561
Motorola, Inc.	7,197,800	65,068
Nortel Networks Corp. (a)	3,766,500	11,111
QUALCOMM, Inc.	954,600	35,759
Telefonaktiebolaget LM Ericsson ADR (a)	3,432,300	48,979
UTStarcom, Inc. (a)	419,600	17,862
		608,340
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	2,931,000	61,698
Dell, Inc. (a)	8,979,300	302,423
EMC Corp. (a)	5,755,700	61,241
Hewlett-Packard Co.	4,625,500	97,922
International Business Machines Corp.	3,595,800	292,159
Sun Microsystems, Inc. (a)	6,061,500	22,670
		838,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	2,648,274	$ 57,547
CDW Corp.	675,300	32,333
Flextronics International Ltd. (a)	5,050,600	55,557
Waters Corp. (a)	1,477,000	46,836
		192,273
Internet Software & Services - 0.4%
Overture Services, Inc. (a)	419,400	9,931
Yahoo!, Inc. (a)	2,145,313	66,784
		76,715
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	470,000	23,289
Automatic Data Processing, Inc.	663,880	24,617
Computer Sciences Corp. (a)	2,276,200	92,345
First Data Corp.	6,029,400	227,670
Paychex, Inc.	1,650,420	53,688
		421,609
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp. (a)	710,200	13,664
Analog Devices, Inc. (a)	2,809,500	106,621
Applied Materials, Inc. (a)	3,066,800	59,803
Intel Corp.	17,761,040	443,138
Intersil Corp. Class A (a)	2,266,300	55,887
KLA-Tencor Corp. (a)	1,429,200	73,818
Lam Research Corp. (a)	1,182,000	25,720
Linear Technology Corp.	1,391,560	51,321
Marvell Technology Group Ltd. (a)	964,900	33,926
Microchip Technology, Inc.	835,400	22,021
Micron Technology, Inc. (a)	3,295,900	48,252
Teradyne, Inc. (a)	993,200	16,338
Texas Instruments, Inc.	7,493,500	141,402
Xilinx, Inc. (a)	1,567,700	41,199
		1,133,110
Software - 7.0%
Adobe Systems, Inc.	1,536,568	50,215
BEA Systems, Inc. (a)	3,353,200	44,262
Electronic Arts, Inc. (a)	1,020,184	85,695
Microsoft Corp.	36,322,200	958,913
Network Associates, Inc. (a)	2,316,300	26,174
Oracle Corp. (a)	9,403,600	112,843
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
PeopleSoft, Inc. (a)	632,800	$ 10,549
Siebel Systems, Inc. (a)	836,900	7,850
Synopsys, Inc. (a)	927,753	57,994
VERITAS Software Corp. (a)	1,384,928	42,656
		1,397,151
TOTAL INFORMATION TECHNOLOGY		4,667,311
MATERIALS - 1.3%
Chemicals - 0.9%
Dow Chemical Co.	2,829,200	99,871
Praxair, Inc.	1,184,500	76,590
		176,461
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,213,316	33,133
Metals & Mining - 0.2%
Alcoa, Inc.	1,665,100	46,240
TOTAL MATERIALS		255,834
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc. (a)	7,284,800	29,066
Verizon Communications, Inc.	3,663,700	127,717
		156,783
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	7,764,200	66,229
Nextel Communications, Inc. Class A (a)	2,517,700	45,973
		112,202
TOTAL TELECOMMUNICATION SERVICES		268,985
TOTAL COMMON STOCKS (Cost $16,801,074)		19,461,934
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c)	132,000	$ 132
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,276)		132
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 1.12% (b)	484,886,250	484,886
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	13,130,000	13,130
TOTAL MONEY MARKET FUNDS (Cost $498,016)		498,016
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $17,301,366)		19,960,082
NET OTHER ASSETS - (0.1)%		(24,561)
NET ASSETS - 100%		$ 19,935,521
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 2,276
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,313,378,000 and $3,979,474,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $285,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,000 or 0.0% of net assets.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,454,821,000 of which $1,572,081,000 and $1,882,740,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $12,846) (cost $17,301,366) - See accompanying schedule		$ 19,960,082
Receivable for investments sold		18,346
Receivable for fund shares sold		23,291
Dividends receivable		15,807
Interest receivable		560
Other receivables		55
Total assets		20,018,141

Liabilities
Payable for investments purchased	$ 39,426
Payable for fund shares redeemed	19,782
Accrued management fee	6,236
Other payables and accrued expenses	4,046
Collateral on securities loaned, at value	13,130
Total liabilities		82,620

Net Assets		$ 19,935,521
Net Assets consist of:
Paid in capital		$ 20,862,369
Undistributed net investment income		64,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,650,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,658,719
Net Assets, for 551,709 shares outstanding		$ 19,935,521
Net Asset Value, offering price and redemption price per share ($19,935,521 ÷ 551,709 shares)		$ 36.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends		$ 224,337
Interest		7,311
Security lending		107
Total income		231,755

Expenses
Management fee Basic fee	$ 101,812
Performance adjustment	(32,077)
Transfer agent fees	49,787
Accounting and security lending fees	1,201
Non-interested trustees' compensation	68
Depreciation in deferred trustee compensation account	(19)
Custodian fees and expenses	271
Registration fees	79
Audit	139
Legal	68
Miscellaneous	2,102
Total expenses before reductions	123,431
Expense reductions	(2,702)	120,729
Net investment income (loss)		111,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(755,939)
Foreign currency transactions	7
Total net realized gain (loss)		(755,932)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,271,035
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		2,271,032
Net gain (loss)		1,515,100
Net increase (decrease) in net assets resulting from operations		$ 1,626,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 111,026	$ 50,773
Net realized gain (loss)	(755,932)	(1,774,203)
Change in net unrealized appreciation (depreciation)	2,271,032	(4,362,255)
Net increase (decrease) in net assets resulting from operations	1,626,126	(6,085,685)
Distributions to shareholders from net investment income	(67,396)	(30,589)
Share transactions Net proceeds from sales of shares	5,002,352	5,075,169
Reinvestment of distributions	65,634	29,819
Cost of shares redeemed	(3,712,003)	(5,000,331)
Net increase (decrease) in net assets resulting from share transactions	1,355,983	104,657
Total increase (decrease) in net assets	2,914,713	(6,011,617)

Net Assets
Beginning of period	17,020,808	23,032,425
End of period (including undistributed net investment income of $64,958 and undistributed net investment income of $21,321, respectively)	$ 19,935,521	$ 17,020,808
Other Information Shares
Sold	151,627	127,561
Issued in reinvestment of distributions	2,019	701
Redeemed	(113,950)	(127,201)
Net increase (decrease)	39,696	1,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 45.08	$ 60.25	$ 53.20	$ 47.06
Income from Investment Operations
Net investment income (loss) C	.21	.10	.01	(.01)	.16
Net realized and unrealized gain (loss)	2.81	(11.88)	(12.66)	9.27	8.14
Total from investment operations	3.02	(11.78)	(12.65)	9.26	8.30
Distributions from net investment income	(.13)	(.06)	-	(.14)	(.10)
Distributions from net realized gain	-	-	(2.52)	(2.07)	(2.06)
Total distributions	(.13)	(.06)	(2.52)	(2.21)	(2.16)
Net asset value, end of period	$ 36.13	$ 33.24	$ 45.08	$ 60.25	$ 53.20
Total Return A,B	9.13%	(26.16)%	(21.92)%	17.97%	19.30%
Ratios to Average Net Assets D
Expenses before expense reductions	.71%	.76%	.89%	.88%	.71%
Expenses net of voluntary waivers, if any	.71%	.76%	.89%	.88%	.71%
Expenses net of all reductions	.69%	.74%	.87%	.86%	.70%
Net investment income (loss)	.64%	.25%	.01%	(.02)%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 19,936	$ 17,021	$ 23,032	$ 29,154	$ 23,684
Portfolio turnover rate	24%	33%	46%	40%	38%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former one time sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,104,913	|
Unrealized depreciation	(1,456,058)
Net unrealized appreciation (depreciation)	2,648,855
Undistributed ordinary income	64,958

Capital loss carryforward	(3,454,821)

Cost for federal income tax purposes	$ 17,311,227

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 67,396	$ 30,589

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .40% of the fund's average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $15 on redemption of shares of the fund

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,311 for the period.

Annual Report

4. Fee and Other Transactions with Affiliates - continued

Annual Report

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,498 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $203, respectively.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Blue Chip Growth Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Blue Chip Growth Fund (the Fund), a fund of Fidelity Securities Fund, including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Blue Chip Growth Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Blue Chip Growth (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of the The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 1996

Vice President of Blue Chip Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Blue Chip Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Blue Chip Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Blue Chip Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Blue Chip Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Blue Chip Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Blue Chip Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Blue Chip Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Blue Chip Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Blue Chip Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCF-UANN-0903
1.789244.100

Fidelity®

OTC

Portfolio

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® OTC Portfolio	20.76%	0.44%	9.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® OTC Portfolio on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the NASDAQ Composite® Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Shep Perkins, Portfolio Manager of Fidelity® OTC Portfolio

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

Fidelity OTC Portfolio returned 20.76% during the past year, trailing the NASDAQ® but outpacing the LipperSM Mid-Cap Funds Average, which rose 15.57%. Lower-quality companies led the market rally as investors grew less risk averse. This backdrop was less than ideal for the fund, which had been conservatively positioned and focused on higher-quality growth names with less volatility than the index. In addition, we were underexposed to the best-performing groups in the NASDAQ, namely technology, biotechnology and telecommunication services. The fund's stake in these areas was enough, however, to beat its average peer, which tended to be much lighter in these groups. Security selection in health care hurt the most versus the index, largely due to our more-defensive equipment and services stocks, which struggled. Notable detractors included Province Healthcare, LifePoint Hospitals and Accredo Health. Elsewhere, our overweighting in retailing helped, but it was outweighed by weak stock picking in the group. Dollar Tree Stores hurt results, as did generally shying away from such red-hot Internet retailers as eBay. On the plus side, several of the fund's tech and telecom stocks waged big comebacks, most notably Comverse Technology, VERITAS Software and Qwest Communications. Our positioning in financials also contributed, as we had scant exposure to lagging bank stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	12.3	11.5
Amgen, Inc.	3.9	0.0
Fifth Third Bancorp	3.5	1.2
Dell, Inc.	2.4	0.8
Comcast Corp. Class A (special)	2.0	0.6
Samsung Electronics Co. Ltd.	1.8	0.0
InterActiveCorp	1.7	0.0
Nextel Communications, Inc. Class A	1.7	0.2
eBay, Inc.	1.5	0.0
Seagate Technology	1.3	0.0
	32.1
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	45.2	33.0
Consumer Discretionary	19.2	19.1
Health Care	14.7	18.0
Industrials	6.9	10.7
Financials	6.7	3.3
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 99.2%		Stocks 89.8%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 10.2%
* Foreign investments	10.2%	** Foreign investments	3.9%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.2%
Gentex Corp. (a)	139,448	$ 4,956
Keystone Automotive Industries, Inc. (a)	574,300	11,170
		16,126
Hotels, Restaurants & Leisure - 0.9%
Applebee's International, Inc.	869,092	27,724
Panera Bread Co. Class A (a)	644,100	26,646
Starbucks Corp. (a)	262,300	7,169
		61,539
Household Durables - 0.6%
Garmin Ltd. (a)	986,216	37,733
Internet & Catalog Retail - 4.1%
Amazon.com, Inc. (a)	1,412,200	58,917
eBay, Inc. (a)	993,100	106,460
InterActiveCorp (a)	2,982,400	120,698
		286,075
Leisure Equipment & Products - 0.3%
SCP Pool Corp. (a)	492,800	19,101
Media - 6.4%
AOL Time Warner, Inc. (a)	3,880,400	59,875
Charter Communications, Inc. Class A (a)	5,299,800	25,810
Citadel Broadcasting Corp.	16,000	304
Comcast Corp.:
Class A (a)	2,093,400	63,472
Class A (special) (a)	4,877,100	142,899
Cumulus Media, Inc. Class A (a)	1,464,400	25,612
EchoStar Communications Corp. Class A (a)	345,171	12,519
Emmis Communications Corp. Class A (a)	327,100	6,545
Gemstar-TV Guide International, Inc. (a)	3,783,700	17,821
General Motors Corp. Class H (a)	1,269,700	17,433
Lamar Advertising Co. Class A (a)	966,600	33,164
Liberty Media Corp. Class A (a)	2,781,200	30,844
Pixar (a)	247,200	16,760
		453,058
Multiline Retail - 0.4%
Dollar Tree Stores, Inc. (a)	814,700	29,883
Specialty Retail - 6.3%
AC Moore Arts & Crafts, Inc. (a)	816,200	20,193
American Eagle Outfitters, Inc. (a)	283,000	6,271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	290,100	$ 11,224
Guitar Center, Inc. (a)	1,072,500	36,143
Hollywood Entertainment Corp. (a)(c)	3,430,100	57,420
Hot Topic, Inc. (a)	1,262,200	36,478
Movie Gallery, Inc. (a)	947,050	18,941
O'Reilly Automotive, Inc. (a)	208,600	7,948
PETCO Animal Supplies, Inc. (a)	1,296,600	32,532
PETsMART, Inc.	1,860,900	36,902
Regis Corp.	1,108,300	34,125
Ross Stores, Inc.	1,235,800	56,476
Select Comfort Corp. (a)	454,300	9,990
Staples, Inc. (a)	2,251,900	45,353
Steiner Leisure Ltd. (a)	440,800	7,119
Urban Outfitters, Inc. (a)	351,800	13,981
West Marine, Inc. (a)	189,800	3,927
Wet Seal, Inc. Class A (a)	948,000	10,693
		445,716
TOTAL CONSUMER DISCRETIONARY		1,349,231
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	1,720,150	64,987
Whole Foods Market, Inc. (a)	431,280	21,985
		86,972
Food Products - 0.3%
Central Garden & Pet Co. Class A (a)	741,500	20,347
Personal Products - 0.5%
NBTY, Inc. (a)	1,334,600	32,898
TOTAL CONSUMER STAPLES		140,217
ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Cal Dive International, Inc. (a)	593,200	11,745
Patterson-UTI Energy, Inc. (a)	2,833,700	78,210
W-H Energy Services, Inc. (a)	343,800	6,250
		96,205
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 6.7%
Capital Markets - 1.3%
Ameritrade Holding Corp. (a)	3,980,800	$ 38,216
Investors Financial Services Corp.	910,579	29,020
Northern Trust Corp.	163,600	7,143
T. Rowe Price Group, Inc.	349,400	14,182
		88,561
Commercial Banks - 5.1%
Fifth Third Bancorp	4,520,700	248,684
Silicon Valley Bancshares (a)	651,000	16,034
SouthTrust Corp.	1,532,300	43,916
Texas Regional Bancshares, Inc. Class A	217,500	7,173
UCBH Holdings, Inc.	353,400	10,895
Zions Bancorp	593,200	33,124
		359,826
Insurance - 0.2%
Cincinnati Financial Corp.	346,000	13,598
Real Estate - 0.0%
Corrections Corp. of America (a)	3,061	76
Thrifts & Mortgage Finance - 0.1%
NetBank, Inc.	535,600	6,647
TOTAL FINANCIALS		468,708
HEALTH CARE - 14.7%
Biotechnology - 7.9%
Amgen, Inc. (a)	3,996,700	278,090
Biogen, Inc. (a)	1,490,400	57,261
BioMarin Pharmaceutical, Inc. (a)	494,300	5,358
Cephalon, Inc. (a)	1,368,000	68,373
CV Therapeutics, Inc. (a)	149,900	5,350
Exact Sciences Corp. (a)	692,000	11,840
Genentech, Inc. (a)	323,000	26,082
Gilead Sciences, Inc. (a)	98,900	6,750
IDEXX Laboratories, Inc. (a)	670,200	27,123
Invitrogen Corp. (a)	626,400	32,448
MedImmune, Inc. (a)	705,600	27,652
Trimeris, Inc. (a)	197,900	8,777
		555,104
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.1%
Advanced Neuromodulation Systems, Inc. (a)	214,050	$ 8,802
Align Technology, Inc. (a)	536,192	6,970
American Medical Systems Holdings, Inc. (a)	927,200	16,662
Biomet, Inc.	1,396,838	41,360
Biosite, Inc. (a)	353,300	15,241
Cooper Companies, Inc.	816,400	28,615
Cytyc Corp. (a)	891,200	10,534
DENTSPLY International, Inc.	833,350	36,176
Respironics, Inc. (a)	954,100	38,145
SurModics, Inc. (a)	550,700	20,673
		223,178
Health Care Providers & Services - 2.0%
Henry Schein, Inc. (a)	366,400	21,412
IMPATH, Inc. (a)	219,900	1,989
LifePoint Hospitals, Inc. (a)	987,300	27,871
Patterson Dental Co. (a)	680,000	36,380
WebMD Corp. (a)	4,398,400	53,133
		140,785
Pharmaceuticals - 1.7%
Atrix Laboratories, Inc. (a)	701,900	17,267
Johnson & Johnson	611,600	31,675
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,236,400	70,895
		119,837
TOTAL HEALTH CARE		1,038,904
INDUSTRIALS - 6.9%
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	247,108	9,123
Expeditors International of Washington, Inc.	379,020	12,724
		21,847
Airlines - 0.9%
Atlantic Coast Airlines Holdings, Inc. (a)	605,800	4,586
JetBlue Airways Corp. (a)	993,104	45,246
Ryanair Holdings PLC sponsored ADR (a)	329,000	14,111
		63,943
Commercial Services & Supplies - 3.3%
Apollo Group, Inc. - University of Phoenix Online (a)	197,700	11,386
Cintas Corp.	692,000	28,490
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Corinthian Colleges, Inc. (a)	625,900	$ 34,180
Education Management Corp. (a)	63,200	3,670
Herman Miller, Inc.	1,512,600	33,444
Monster Worldwide, Inc. (a)	325,100	8,631
Stericycle, Inc. (a)	300,800	13,575
Strayer Education, Inc. (c)	679,000	57,355
Sylvan Learning Systems, Inc. (a)	988,600	26,287
Waste Management, Inc.	679,500	16,233
		233,251
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	300,600	16,867
Tyco International Ltd.	926,800	17,238
		34,105
Machinery - 0.3%
PACCAR, Inc.	250,900	19,369
Road & Rail - 1.3%
Arkansas Best Corp.	1,219,108	33,733
Heartland Express, Inc. (a)	296,600	7,534
Laidlaw International, Inc. (a)	750,000	7,772
Landstar System, Inc. (a)	255,600	16,399
USF Corp.	600,000	18,900
Werner Enterprises, Inc.	305,787	7,290
		91,628
Trading Companies & Distributors - 0.3%
Fastenal Co.	649,800	24,692
TOTAL INDUSTRIALS		488,835
INFORMATION TECHNOLOGY - 45.2%
Communications Equipment - 4.7%
ADC Telecommunications, Inc. (a)	7,890,400	17,201
Adtran, Inc.	319,900	15,624
Alcatel SA sponsored ADR (a)	6,055,900	59,711
Arris Group, Inc. (a)	715,200	3,569
Avocent Corp. (a)	394,900	10,575
Comverse Technology, Inc. (a)	4,798,500	70,778
Corvis Corp. (a)	4,448,700	6,406
JDS Uniphase Corp. (a)	2,699,300	8,125
Marconi Corp. PLC (a)	11,033,100	12,966
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	4,867,630	$ 44,003
NetScreen Technologies, Inc. (a)	463,100	10,017
Nortel Networks Corp. (a)	988,600	2,916
Telefonaktiebolaget LM Ericsson ADR (a)	5,080,600	72,500
		334,391
Computers & Peripherals - 6.3%
Apple Computer, Inc. (a)	2,206,200	46,441
ATI Technologies, Inc. (a)	583,200	7,232
Dell, Inc. (a)	5,051,500	170,135
Electronics for Imaging, Inc. (a)	1,356,999	28,497
Hutchinson Technology, Inc. (a)	294,200	8,449
Komag, Inc. (a)	91,500	1,258
Maxtor Corp. (a)	734,300	7,343
Neoware Systems, Inc. (a)	204,100	3,506
Palm, Inc. (a)	477,800	7,669
SanDisk Corp. (a)	248,000	14,059
Seagate Technology	4,178,600	91,093
Sun Microsystems, Inc. (a)	5,594,100	20,922
Synaptics, Inc. (a)	724,700	9,667
Western Digital Corp. (a)	2,474,000	24,641
		440,912
Electronic Equipment & Instruments - 3.3%
CDW Corp.	501,200	23,997
Celestica, Inc. (sub. vtg.) (a)	2,420,000	37,231
Flextronics International Ltd. (a)	5,264,900	57,914
Ingram Micro, Inc. Class A (a)	855,200	11,759
National Instruments Corp.	163,800	5,833
Pioneer Standard Electronics, Inc.	259,621	2,331
Sanmina-SCI Corp. (a)	4,615,400	36,646
Solectron Corp. (a)	7,500,000	38,325
Tech Data Corp. (a)	265,400	8,307
Trimble Navigation Ltd. (a)	250,500	6,851
		229,194
Internet Software & Services - 1.3%
DoubleClick, Inc. (a)	741,500	8,320
Overture Services, Inc. (a)	741,500	17,559
ParthusCeva, Inc. (a)	1	0
VeriSign, Inc. (a)	868,400	11,593
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vignette Corp. (a)	988,600	$ 2,096
Yahoo!, Inc. (a)	1,751,300	54,518
		94,086
IT Services - 2.4%
Anteon International Corp. (a)	508,970	16,083
CheckFree Corp. (a)	260,100	6,999
Cognizant Technology Solutions Corp. Class A (a)	2,505,000	77,104
InterCept, Inc. (a)(c)	1,661,446	17,777
ManTech International Corp. Class A (a)	214,000	5,031
Paychex, Inc.	222,100	7,225
Sabre Holdings Corp. Class A	301,700	6,963
Syntel, Inc. (a)	878,900	19,687
The BISYS Group, Inc. (a)	541,000	8,954
		165,823
Semiconductors & Semiconductor Equipment - 7.9%
Agere Systems, Inc. Class A (a)	7,010,000	19,698
Applied Micro Circuits Corp. (a)	2,087,200	11,960
ARM Holdings PLC sponsored ADR (a)	3,855,600	16,733
Atmel Corp. (a)	3,152,700	10,120
ATMI, Inc. (a)	1,341,111	34,560
Conexant Systems, Inc. (a)	3,115,200	15,327
Cree, Inc. (a)	1,473,400	19,685
Cymer, Inc. (a)	935,881	37,856
GlobespanVirata, Inc. (a)	882,400	6,089
Integrated Silicon Solution, Inc. (a)	437,400	3,184
Intersil Corp. Class A (a)	950,200	23,432
KLA-Tencor Corp. (a)	307,300	15,872
Linear Technology Corp.	691,800	25,514
Marvell Technology Group Ltd. (a)	1,680,600	59,090
Mindspeed Technologies, Inc. (a)	3,347,733	10,713
NVIDIA Corp. (a)	2,194,600	41,961
Omnivision Technologies, Inc. (a)	854,100	34,668
PMC-Sierra, Inc. (a)	841,300	10,314
Samsung Electronics Co. Ltd.	359,500	126,685
STMicroelectronics NV (NY Shares)	158,400	3,388
Teradyne, Inc. (a)	565,700	9,306
Vitesse Semiconductor Corp. (a)	533,400	3,440
Xilinx, Inc. (a)	636,600	16,730
		556,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 19.3%
Adobe Systems, Inc.	1,375,200	$ 44,942
Amdocs Ltd. (a)	278,100	5,668
Autodesk, Inc.	1,152,600	17,243
Barra, Inc. (a)	840,300	33,444
BEA Systems, Inc. (a)	1,320,800	17,435
Business Objects SA sponsored ADR (a)	286,100	6,955
Check Point Software Technologies Ltd. (a)	505,600	8,995
Citrix Systems, Inc. (a)	1,582,200	28,717
Electronic Arts, Inc. (a)	403,500	33,894
EPIQ Systems, Inc. (a)	567,000	9,928
Intuit, Inc. (a)	1,303,600	56,081
Jack Henry & Associates, Inc.	1,042,109	19,477
JDA Software Group, Inc. (a)	276,500	4,081
Kronos, Inc. (a)	616,100	34,132
Microsoft Corp.	32,683,300	862,840
Parametric Technology Corp. (a)	1,811,600	5,779
Quest Software, Inc. (a)	558,800	4,945
Red Hat, Inc. (a)	2,575,575	16,278
Siebel Systems, Inc. (a)	5,265,900	49,394
Synopsys, Inc. (a)	479,200	29,955
Take-Two Interactive Software, Inc. (a)	384,300	10,222
THQ, Inc. (a)	368,200	6,068
VERITAS Software Corp. (a)	1,793,300	55,234
		1,361,707
TOTAL INFORMATION TECHNOLOGY		3,182,438
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	296,600	1,364
NTL, Inc. (a)	617,500	25,818
Qwest Communications International, Inc. (a)	5,954,300	23,758
Time Warner Telecom, Inc. Class A (a)	667,300	4,504
		55,444
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	1,718,200	15,636
Arch Wireless, Inc. Class A (a)	18,400	175
Nextel Communications, Inc. Class A (a)	6,523,600	119,121
Nextel Partners, Inc. Class A (a)	300,000	2,661
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. Class B (a)	247,200	$ 12,219
Sprint Corp. - PCS Group Series 1 (a)	1,977,200	12,160
		161,972
TOTAL TELECOMMUNICATION SERVICES		217,416
TOTAL COMMON STOCKS (Cost $5,866,137)		6,981,954
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 1.12% (b)	60,506,421	60,506
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	292,625,000	292,625
TOTAL MONEY MARKET FUNDS (Cost $353,131)		353,131
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $6,219,268)		7,335,085
NET OTHER ASSETS - (4.2)%		(294,051)
NET ASSETS - 100%		$ 7,041,034

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Cayman Islands	1.9%
Korea (South)	1.8%
Israel	1.1%
Sweden	1.0%
France	1.0%
Others (individually less than 1%)	3.4%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $7,064,174,000 and $6,506,575,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $963,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $6,593,078,000 of which $5,343,183,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $86,130,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $285,773) (cost $6,219,268) - See accompanying schedule		$ 7,335,085
Receivable for investments sold		46,453
Receivable for fund shares sold		8,776
Dividends receivable		937
Interest receivable		60
Other receivables		474
Total assets		7,391,785

Liabilities
Payable for investments purchased	$ 41,633
Payable for fund shares redeemed	12,094
Accrued management fee	4,065
Other payables and accrued expenses	334
Collateral on securities loaned, at value	292,625
Total liabilities		350,751

Net Assets		$ 7,041,034
Net Assets consist of:
Paid in capital		$ 12,632,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,707,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,115,819
Net Assets, for 248,522 shares outstanding		$ 7,041,034
Net Asset Value, offering price and redemption price per share ($7,041,034 ÷ 248,522 shares)		$ 28.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends (including $315 received from affiliated issuers)		$ 14,784
Interest		7,229
Security lending		2,720
Total income		24,733

Expenses
Management fee Basic fee	$ 38,368
Performance adjustment	13,986
Transfer agent fees	17,108
Accounting and security lending fees	748
Non-interested trustees' compensation	24
Depreciation in deferred trustee compensation account	(14)
Custodian fees and expenses	298
Registration fees	65
Audit	82
Legal	74
Miscellaneous	636
Total expenses before reductions	71,375
Expense reductions	(3,854)	67,521
Net investment income (loss)		(42,788)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($43,361) on sales of investments in affiliated issuers)	(469,757)
Foreign currency transactions	(416)
Total net realized gain (loss)		(470,173)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,696,082
Assets and liabilities in foreign currencies	11
Total change in net unrealized appreciation (depreciation)		1,696,093
Net gain (loss)		1,225,920
Net increase (decrease) in net assets resulting from operations		$ 1,183,132

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (42,788)	$ (61,508)
Net realized gain (loss)	(470,173)	(1,655,519)
Change in net unrealized appreciation (depreciation)	1,696,093	(772,568)
Net increase (decrease) in net assets resulting from operations	1,183,132	(2,489,595)
Share transactions Net proceeds from sales of shares	2,196,106	3,639,638
Cost of shares redeemed	(2,249,434)	(4,040,535)
Net increase (decrease) in net assets resulting from share transactions	(53,328)	(400,897)
Total increase (decrease) in net assets	1,129,804	(2,890,492)

Net Assets
Beginning of period	5,911,230	8,801,722
End of period	$ 7,041,034	$ 5,911,230
Other Information Shares
Sold	89,080	125,205
Redeemed	(92,491)	(140,340)
Net increase (decrease)	(3,411)	(15,135)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.46	$ 32.96	$ 69.82	$ 51.53	$ 40.03
Income from Investment Operations
Net investment income (loss) C	(.17)	(.24)	(.18)	(.27)	(.07)
Net realized and unrealized gain (loss)	5.04	(9.26)	(24.02)	24.07	13.95
Total from investment operations	4.87	(9.50)	(24.20)	23.80	13.88
Distributions from net realized gain	-	-	(12.66)	(5.51)	(2.38)
Net asset value, end of period	$ 28.33	$ 23.46	$ 32.96	$ 69.82	$ 51.53
Total Return A,B	20.76%	(28.82)%	(42.79)%	50.05%	38.54%
Ratios to Average Net Assets D
Expenses before expense reductions	1.18%	1.14%	.97%	.76%	.75%
Expenses net of voluntary waivers, if any	1.18%	1.14%	.97%	.76%	.75%
Expenses net of all reductions	1.12%	1.09%	.94%	.75%	.74%
Net investment income (loss)	(.71)%	(.81)%	(.40)%	(.43)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,041	$ 5,911	$ 8,802	$ 14,548	$ 7,298
Portfolio turnover rate	116%	120%	219%	196%	117%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,307,229	|
Unrealized depreciation	(219,406)
Net unrealized appreciation (depreciation)	1,087,823
Capital loss carryforward	(6,593,078)

Cost for federal income tax purposes	$ 6,247,262

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fee and Other Transactions with Affiliates - continued

Annual Report

Management Fee - continued

to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .86% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,215 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,782 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent and accounting expenses by $3 and $69, respectively.

Annual Report

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Accredo Health, Inc.	$ 9,561	$ 10,205	$ -	$ -
American Medical Systems Holdings, Inc.	16,334	20,709	-	-
Cognizant Technology Solutions Corp. Class A	20,385	-	-	-
Comverse Technology, Inc.	-	63,894	-	-
Cree, Inc.	11,479	15,371	-	-
Cymer, Inc.	24,605	38,760	-	-
Dollar Tree Stores, Inc.	56,633	70,653	-	-
EPIQ Systems, Inc.	2,444	8,959	-	-
Hollywood Entertainment Corp.	22,214	11,742	-	57,420
Hot Topic, Inc.	3,978	2,707	-	-
InterCept, Inc.	3,196	5,408	-	17,777
LifePoint Hospitals, Inc.	37,795	40,504	-	-
MTC Technologies, Inc.	6,184	7,319	-	-
On Assignment, Inc.	2,805	12,258	-	-
Panera Bread Co. Class A	5,168	7,236	-	-
Perrigo Co.	-	3,438	-	-
Precision Software Solutions Ltd.	-	9,577	-	-
Province Healthcare Co.	-	3,896	-	-
Respironics, Inc.	13,201	14,251	-	-
Strayer Education, Inc.	-	24,453	-	57,355
SurModics, Inc.	13,079	14,934	315	-
Techne Corp.	-	9,721	-	-
TOTALS	$ 249,061	$ 395,995	$ 315	$ 132,552

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity OTC Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity OTC Portfolio (the Fund), a fund of Fidelity Securities Fund, including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity OTC Portfolio as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of OTC (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of OTC. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of OTC. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of OTC. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of OTC. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of OTC. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of OTC. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of OTC. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of OTC. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of OTC. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of OTC. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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Advisors

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Advisors (U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

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Brown Brothers Harriman & Co.
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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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OTC-UANN-0903
1.789250.100

Fidelity®

Leveraged Company Stock

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securites and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Life of fundA
Fidelity® Leveraged Company Stock Fund	102.58%	17.51%

A From December 19, 2000

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Leveraged Company Stock Fund on December 19, 2000. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor'sSM 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Thomas Soviero, Portfolio Manager of Fidelity® Leveraged Company Stock Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

Fidelity Leveraged Company Stock Fund returned 102.58% during the past 12 months, dramatically outperforming the Standard & Poor's 500 Index, the Credit Suisse First Boston Leveraged Equity Index and the LipperSM Capital Appreciation Funds Average, which returned 10.64%, 26.12% and 11.27%, respectively. The fund's outperformance resulted from strong stock selection in several top-performing sectors, including telecommunications, media, transportation and finance. Holding concentrated positions in these stocks as well as avoiding some poor-performing securities also helped fund performance. Stock selection and an underweighting in technology detracted from the fund's performance relative to the S&P 500®, as did stock selection in health care. Among the stocks that propelled performance were satellite-TV provider EchoStar Communications, wireless telecommunications provider Nextel Communications, electric utility AES, telecom service provider Qwest Communications, airline company AMR and credit card firm AmeriCredit. Detractors from performance included Tenet Healthcare, Level 3 Communications and Pathmark Stores.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.2	4.2
AES Corp.	3.5	4.8
PG&E Corp.	3.4	2.0
AMR Corp.	3.4	0.0
American Financial Group, Inc., Ohio	3.2	2.5
NTL, Inc.	2.9	2.3
Tyco International Ltd.	2.8	2.3
Teekay Shipping Corp.	2.6	3.3
NII Holdings, Inc. Class B	2.4	2.0
AmeriCredit Corp.	2.3	1.0
	31.7
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	16.2	15.5
Energy	12.7	16.2
Industrials	11.8	3.1
Utilities	11.7	11.2
Consumer Discretionary	9.4	18.6
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 86.5%		Stocks 88.8%
	Bonds 2.5%		Bonds 1.5%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 10.8%		Short-Term Investments and Net Other Assets 9.7%
* Foreign investments	5.6%	** Foreign investments	5.4%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 86.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.4%
Safety Components International, Inc. (a)(d)	333,135	$ 2,831,648
Media - 8.4%
AMC Entertainment, Inc. (a)	494,240	5,500,891
AOL Time Warner, Inc. (a)	276,700	4,269,481
Cablevision Systems Corp. - NY Group Class A (a)	172,100	3,665,730
EchoStar Communications Corp. Class A (a)	429,780	15,588,121
General Motors Corp. Class H (a)	910,700	12,503,911
Granite Broadcasting Corp. (non vtg.) (a)	692,058	2,076,174
Liberty Media Corp. Class A (a)	474,790	5,265,421
LodgeNet Entertainment Corp. (a)	148,100	1,923,819
Pegasus Communications Corp. Class A (a)	110,376	3,952,565
PRIMEDIA, Inc. (a)	372,200	1,280,368
Spanish Broadcasting System, Inc. Class A (a)	209,400	1,710,798
UnitedGlobalCom, Inc. Class A (a)	455,400	2,887,236
		60,624,515
TOTAL CONSUMER DISCRETIONARY		63,456,163
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 5.3%
Pathmark Stores, Inc. (a)(d)	1,625,547	12,185,263
Rite Aid Corp. (a)	3,448,000	16,309,040
Safeway, Inc. (a)	458,700	9,793,245
		38,287,548
Personal Products - 0.4%
Revlon, Inc. Class A (a)	897,335	3,006,072
TOTAL CONSUMER STAPLES		41,293,620
ENERGY - 12.6%
Energy Equipment & Services - 3.8%
Grant Prideco, Inc. (a)	796,500	8,562,375
Grey Wolf, Inc. (a)	366,700	1,294,451
Key Energy Services, Inc. (a)	707,900	6,590,549
Nabors Industries Ltd. (a)	163,100	5,838,980
Pride International, Inc. (a)	141,000	2,323,680
Rowan Companies, Inc. (a)	105,300	2,311,335
		26,921,370
Oil & Gas - 8.8%
Burlington Resources, Inc.	208,500	9,626,445
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Chesapeake Energy Corp.	933,400	$ 8,932,638
General Maritime Corp. (a)	1,076,500	13,057,945
Houston Exploration Co. (a)	182,600	5,863,286
Range Resources Corp. (a)	1,124,800	7,266,208
Teekay Shipping Corp.	422,000	18,601,760
		63,348,282
TOTAL ENERGY		90,269,652
FINANCIALS - 8.3%
Consumer Finance - 3.7%
AmeriCredit Corp. (a)	2,260,200	16,793,286
Capital One Financial Corp.	121,800	5,835,438
Metris Companies, Inc.	1,046,700	3,872,790
		26,501,514
Insurance - 4.6%
American Financial Group, Inc., Ohio	1,002,800	22,964,120
Infinity Property & Casualty Corp.	196,200	5,158,098
Markel Corp. (a)	17,100	4,625,379
		32,747,597
TOTAL FINANCIALS		59,249,111
HEALTH CARE - 3.2%
Health Care Providers & Services - 2.5%
DaVita, Inc. (a)	514,700	14,411,600
HealthSouth Corp. (a)	1,849,500	2,977,695
Tenet Healthcare Corp. (a)	75,600	1,041,768
		18,431,063
Pharmaceuticals - 0.7%
Pfizer, Inc.	143,600	4,790,496
TOTAL HEALTH CARE		23,221,559
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.1%
BE Aerospace, Inc. (a)	365,424	1,370,340
Goodrich Corp.	294,100	6,764,300
		8,134,640
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 4.4%
America West Holding Corp. Class B (a)	800,600	$ 6,204,650
AMR Corp. (a)	2,614,530	24,445,856
Northwest Airlines Corp. (a)	123,700	1,125,670
		31,776,176
Building Products - 0.6%
American Standard Companies, Inc. (a)	52,300	3,995,720
Industrial Conglomerates - 2.8%
Tyco International Ltd.	1,098,500	20,432,100
Machinery - 1.3%
Navistar International Corp. (a)	32,400	1,264,248
Terex Corp. (a)	323,200	6,932,640
Thermadyne Holdings Corp. (a)	64,900	778,800
		8,975,688
Road & Rail - 1.6%
Kansas City Southern (a)	929,200	11,289,780
TOTAL INDUSTRIALS		84,604,104
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 2.0%
Motorola, Inc.	1,612,100	14,573,384
Semiconductors & Semiconductor Equipment - 0.1%
ChipPAC, Inc. Class A (a)	84,100	479,370
Software - 0.7%
Microsoft Corp.	195,800	5,169,120
TOTAL INFORMATION TECHNOLOGY		20,221,874
MATERIALS - 6.1%
Chemicals - 1.8%
Monsanto Co.	554,100	12,744,300
Construction Materials - 0.8%
Texas Industries, Inc.	235,500	5,630,805
Containers & Packaging - 2.4%
Owens-Illinois, Inc. (a)	605,390	6,919,608
Sealed Air Corp.	156,900	7,488,837
Smurfit-Stone Container Corp. (a)	173,600	2,598,792
		17,007,237
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	$ 7,568,175
Haynes Holdings, Inc. (a)(g)	448,390	627,746
		8,195,921
TOTAL MATERIALS		43,578,263
TELECOMMUNICATION SERVICES - 16.0%
Diversified Telecommunication Services - 5.3%
Focal Communications Corp. warrants 12/14/07 (a)	235,989	2
Level 3 Communications, Inc. (a)	2,790,200	12,834,920
NTL, Inc. (a)	502,195	20,996,773
Qwest Communications International, Inc. (a)	1,039,100	4,146,009
		37,977,704
Wireless Telecommunication Services - 10.7%
American Tower Corp. Class A (a)	300,300	2,732,730
AT&T Wireless Services, Inc. (a)	263,500	2,247,655
Millicom International Cellular SA (a)	268,200	8,963,244
Nextel Communications, Inc. Class A (a)	2,059,285	37,602,543
NII Holdings, Inc. Class B (a)	342,400	16,924,832
Triton PCS Holdings, Inc. Class A (a)	1,573,800	8,655,900
		77,126,904
TOTAL TELECOMMUNICATION SERVICES		115,104,608
UTILITIES - 11.2%
Electric Utilities - 7.3%
CMS Energy Corp.	2,076,600	13,497,900
PG&E Corp. (a)	1,154,200	24,757,590
TXU Corp.	713,600	14,393,312
		52,648,802
Multi-Utilities & Unregulated Power - 3.9%
AES Corp. (a)	3,976,258	25,010,663
Williams Companies, Inc.	440,600	2,797,810
		27,808,473
TOTAL UTILITIES		80,457,275
TOTAL COMMON STOCKS (Cost $531,640,872)		621,456,229
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. Series A, 10.00%	91	$ 273
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17)		273
Corporate Bonds - 2.7%
	Principal Amount
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 6% 9/15/09	$ 1,865,000	1,156,300
Nonconvertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	2,385,000	1,764,900
9.625% 11/15/09	2,775,000	2,109,000
10.25% 1/15/10	35,000	27,650
Satelites Mexicanos SA de CV 5.6% 6/30/04 (e)(f)	113,000	97,180
		3,998,730
CONSUMER STAPLES - 0.7%
Personal Products - 0.7%
Revlon Consumer Products Corp. 8.625% 2/1/08	11,255,000	5,289,850
ENERGY - 0.1%
Oil & Gas - 0.1%
The Coastal Corp. 7.5% 8/15/06	930,000	813,750
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. 7.625% 6/1/12 (c)	1,860,000	1,543,800
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Qwest Services Corp. 13.5% 12/15/10 (e)	2,500,000	2,712,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. 9% 5/15/15 (e)	$ 1,020,000	$ 999,600
El Paso Corp. 7.875% 6/15/12 (e)	920,000	740,600
Williams Companies, Inc. 9.25% 3/15/04	1,860,000	1,878,600
		3,618,800
TOTAL NONCONVERTIBLE BONDS		17,977,430
TOTAL CORPORATE BONDS (Cost $18,884,390)		19,133,730
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0.82% 8/21/03 (Cost $2,298,900)	2,300,000	2,298,882
Money Market Funds - 21.6%
	Shares
Fidelity Cash Central Fund, 1.12% (b)	95,914,949	95,914,949
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	59,209,620	59,209,620
TOTAL MONEY MARKET FUNDS (Cost $155,124,569)		155,124,569
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $707,948,748)		798,013,683
NET OTHER ASSETS - (11.1)%		(79,823,126)
NET ASSETS - 100%		$ 718,190,557
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,549,880 or 0.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 627,746
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $629,309,716 and $152,161,209, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $139,480 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $627,746 or 0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $54,861,727) (cost $707,948,748) - See accompanying schedule		$ 798,013,683
Cash		91,275
Receivable for investments sold		65,315
Receivable for fund shares sold		1,558,550
Dividends receivable		128,852
Interest receivable		944,132
Redemption fees receivable		65,705
Other receivables		87,155
Total assets		800,954,667

Liabilities
Payable for investments purchased	$ 10,163,785
Payable for fund shares redeemed	12,920,605
Accrued management fee	403,030
Other payables and accrued expenses	67,070
Collateral on securities loaned, at value	59,209,620
Total liabilities		82,764,110

Net Assets		$ 718,190,557
Net Assets consist of:
Paid in capital		$ 628,863,321
Undistributed net investment income		257,135
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(994,834)
Net unrealized appreciation (depreciation) on investments		90,064,935
Net Assets, for 48,094,975 shares outstanding		$ 718,190,557
Net Asset Value, offering price and redemption price per share ($718,190,557 ÷ 48,094,975 shares)		$ 14.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2003

Investment Income
Dividends		$ 988,345
Interest		796,598
Security lending		163,610
Total income		1,948,553

Expenses
Management fee	$ 1,347,340
Transfer agent fees	435,770
Accounting and security lending fees	95,706
Non-interested trustees' compensation	609
Custodian fees and expenses	12,680
Registration fees	76,182
Audit	32,594
Legal	236
Miscellaneous	4,270
Total expenses before reductions	2,005,387
Expense reductions	(217,562)	1,787,825
Net investment income (loss)		160,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	21,704,685
Foreign currency transactions	12,037
Futures contracts	(314,459)
Total net realized gain (loss)		21,402,263
Change in net unrealized appreciation (depreciation) on: Investment securities	106,408,531
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		106,408,536
Net gain (loss)		127,810,799
Net increase (decrease) in net assets resulting from operations		$ 127,971,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,728	$ 771,316
Net realized gain (loss)	21,402,263	(8,967,943)
Change in net unrealized appreciation (depreciation)	106,408,536	(23,002,614)
Net increase (decrease) in net assets resulting from operations	127,971,527	(31,199,241)
Distributions to shareholders from net investment income	-	(1,693,352)
Share transactions Net proceeds from sales of shares	717,300,996	28,112,721
Reinvestment of distributions	-	1,556,225
Cost of shares redeemed	(164,501,171)	(155,175,972)
Net increase (decrease) in net assets resulting from share transactions	552,799,825	(125,507,026)
Redemption fees	1,079,740	154,770
Total increase (decrease) in net assets	681,851,092	(158,244,849)

Net Assets
Beginning of period	36,339,465	194,584,314
End of period (including undistributed net investment income of $257,135 and undistributed net investment income of $122,638, respectively)	$ 718,190,557	$ 36,339,465
Other Information Shares
Sold	55,221,344	2,875,744
Issued in reinvestment of distributions	-	164,222
Redeemed	(12,055,812)	(16,365,761)
Net increase (decrease)	43,165,532	(13,325,795)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 10.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.11 G	.07
Net realized and unrealized gain (loss)	7.49	(3.22) G	.58
Total from investment operations	7.50	(3.11)	.65
Distributions from net investment income	-	(.20)	-
Redemption fees added to paid in capital D	.06	.02	.01
Net asset value, end of period	$ 14.93	$ 7.37	$ 10.66
Total ReturnB,C	102.58%	(29.40)%	6.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.93%	1.14%	.94% A
Expenses net of voluntary waivers, if any	.93%	1.14%	.94% A
Expenses net of all reductions	.83%	.93%	.83% A
Net investment income (loss)	.07%	1.16% G	1.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,191	$ 36,339	$ 194,584
Portfolio turnover rate	79%	203%	230% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 19, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax

Annual Report

1. Significant Accounting Policies - continued

Annual Report

Income Tax Information and Distributions to Shareholders - continued

differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 108,136,916
Unrealized depreciation	(19,896,998)
Net unrealized appreciation (depreciation)	88,239,918
Undistributed ordinary income	4,542,619
Cost for federal income tax purposes	$ 709,773,765

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ -	$ 1,693,352

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the

Annual Report

2. Operating Policies - continued

Futures Contracts - continued

contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .63% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $375,397 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $215,938 for the period. In addition,

Annual Report

7. Expense Reductions - continued

through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,624.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ -	$ -	$ -	$ 12,185,263
Safety Components International, Inc.	-	-	-	2,831,648
TOTALS	$ -	$ -	$ -	$ 15,016,911

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Leveraged Company Stock Fund (a fund of Fidelity Securities Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Leveraged Company Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Leveraged Company Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Leveraged Company Stock. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Tomas Soviero (39)

Year of Election or Appointment: 2003

Vice President of Leverage Company Stock Fund. Mr. Soviero also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Soviero managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2000

Secretary of Leveraged Company Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Leveraged Company Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Leveraged Company Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Leveraged Company Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Leveraged Company Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2000 Assistant Treasurer of Leveraged Company Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Leveraged Company Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Leveraged Company Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Leveraged Company Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Leveraged Company Stock Fund voted to pay on September 8, 2003, to shareholders of record at the opening of business on September 5, 2003, a distribution of $.10 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LSF-UANN-0903
1.789248.100

Fidelity®

Dividend Growth

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Dividend Growth Fund	12.63%	3.14%	14.26%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity ® Dividend Growth Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Charles Mangum, Portfolio Manager of Fidelity Dividend Growth Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500 Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

For the 12 months ending July 31, 2003, the fund returned 12.63%, compared to 10.64% for the S&P 500® and 11.18% for the LipperSM Growth Funds Average. The fund realized solid gains from several stocks within the media and financial sectors. On a negative note, the fund was held back by the overall performance of its health care positions, most notably in the pharmaceuticals area. Also, the fund continued to emphasize steady, long-term growers, and investors' appetite for aggressive, faster-growing stocks during the period was not anticipated. The fund's top performer was media conglomerate Clear Channel Communications, which benefited from positive advertising trends. Brokerage stocks Merrill Lynch and Citigroup also contributed positively, as capital-raising activity rose. The fund's largest detractors included drug distributor Cardinal Health, which was bypassed by the market in favor of more-aggressive health stocks, and government mortgage lender Fannie Mae, which fell in sympathy with the accounting controversy faced by its sibling organization, Freddie Mac.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.1	7.2
American International Group, Inc.	5.7	4.9
Clear Channel Communications, Inc.	5.3	5.9
Merck & Co., Inc.	5.1	4.0
Johnson & Johnson	4.8	0.0
General Electric Co.	4.5	4.3
Citigroup, Inc.	4.4	4.0
Fannie Mae	4.2	4.6
Home Depot, Inc.	3.7	2.3
Microsoft Corp.	3.3	2.5
	47.1
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.9
Health Care	20.8	18.6
Consumer Discretionary	13.0	12.9
Information Technology	10.5	10.9
Consumer Staples	8.9	7.9
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 95.9%		Stocks 95.1%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 1.1%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	2.2%	** Foreign investments	1.5%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	2,087,600	$ 48,036
Wendy's International, Inc.	476,300	13,998
		62,034
Media - 8.0%
AOL Time Warner, Inc. (a)	25,821,982	398,433
Citadel Broadcasting Corp.	47,700	906
Clear Channel Communications, Inc.	20,306,440	831,549
McGraw-Hill Companies, Inc.	531,500	32,305
		1,263,193
Specialty Retail - 4.1%
Home Depot, Inc.	18,790,600	586,267
Limited Brands, Inc.	1,320,000	22,057
Office Depot, Inc. (a)	383,700	6,369
Staples, Inc. (a)	1,331,700	26,820
		641,513
TOTAL CONSUMER DISCRETIONARY		1,966,740
CONSUMER STAPLES - 8.9%
Beverages - 2.8%
PepsiCo, Inc.	4,811,290	221,656
The Coca-Cola Co.	4,679,600	210,442
		432,098
Food & Staples Retailing - 2.2%
CVS Corp.	8,251,100	247,450
Safeway, Inc. (a)	4,407,500	94,100
		341,550
Food Products - 0.5%
Kraft Foods, Inc. Class A	745,000	20,718
Unilever NV (NY Shares)	1,085,400	61,303
		82,021
Household Products - 0.5%
Procter & Gamble Co.	932,700	81,956
Personal Products - 1.3%
Alberto-Culver Co. Class A (c)	3,875,700	210,761
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	6,115,300	$ 244,673
TOTAL CONSUMER STAPLES		1,393,059
ENERGY - 7.7%
Energy Equipment & Services - 3.1%
BJ Services Co. (a)	616,800	21,125
Cooper Cameron Corp. (a)	502,800	24,039
Diamond Offshore Drilling, Inc.	4,012,800	78,089
ENSCO International, Inc.	3,173,159	79,551
GlobalSantaFe Corp.	4,866,079	108,270
Grant Prideco, Inc. (a)	716,100	7,698
Nabors Industries Ltd. (a)	895,600	32,062
Rowan Companies, Inc. (a)	999,725	21,944
Schlumberger Ltd. (NY Shares)	460,600	20,759
Transocean, Inc. (a)	5,043,500	98,701
		492,238
Oil & Gas - 4.6%
ChevronTexaco Corp.	2,687,400	193,788
ConocoPhillips	6,852,211	358,645
Exxon Mobil Corp.	4,851,800	172,627
		725,060
TOTAL ENERGY		1,217,298
FINANCIALS - 22.2%
Capital Markets - 3.8%
Merrill Lynch & Co., Inc.	4,820,800	262,107
Morgan Stanley	7,058,600	334,860
		596,967
Commercial Banks - 1.6%
Bank One Corp.	2,972,400	117,588
Synovus Financial Corp.	1,677,200	39,465
Wachovia Corp.	2,345,262	102,464
		259,517
Diversified Financial Services - 4.4%
Citigroup, Inc.	15,399,239	689,886
Insurance - 7.8%
AFLAC, Inc.	2,505,900	80,389
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Allmerica Financial Corp. (a)	1,895,300	$ 42,341
AMBAC Financial Group, Inc.	219,500	14,458
American International Group, Inc.	14,055,400	902,357
Hartford Financial Services Group, Inc.	2,551,320	133,153
MBIA, Inc.	274,100	13,875
PartnerRe Ltd.	344,000	16,639
Travelers Property Casualty Corp. Class B	1,185,468	19,133
		1,222,345
Real Estate - 0.2%
Apartment Investment & Management Co. Class A	611,500	24,099
Thrifts & Mortgage Finance - 4.4%
Fannie Mae	10,308,380	660,149
MGIC Investment Corp.	724,300	40,199
		700,348
TOTAL FINANCIALS		3,493,162
HEALTH CARE - 20.8%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	7,428,000	205,087
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	17,477,270	956,883
Pharmaceuticals - 13.4%
Johnson & Johnson	14,516,300	751,799
Merck & Co., Inc.	14,515,300	802,406
Pfizer, Inc.	6,339,100	211,472
Recordati Spa	382,800	7,146
Schering-Plough Corp.	6,586,400	111,837
Wyeth	5,098,900	232,408
		2,117,068
TOTAL HEALTH CARE		3,279,038
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.4%
United Technologies Corp.	813,100	61,170
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B (a)	655,100	14,707
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Avery Dennison Corp.	217,600	$ 11,742
ChoicePoint, Inc. (a)	1,395,800	53,236
		79,685
Industrial Conglomerates - 6.1%
General Electric Co.	24,723,500	703,136
Tyco International Ltd.	13,985,100	260,123
		963,259
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	1,786,800	96,916
Road & Rail - 0.2%
CSX Corp.	369,200	11,556
Union Pacific Corp.	187,400	11,420
		22,976
TOTAL INDUSTRIALS		1,224,006
INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	2,103,500	41,060
Comverse Technology, Inc. (a)	3,800,000	56,050
Motorola, Inc.	13,788,000	124,644
		221,754
Computers & Peripherals - 2.1%
Dell, Inc. (a)	3,292,500	110,891
Hewlett-Packard Co.	7,723,200	163,500
Sun Microsystems, Inc. (a)	14,212,300	53,154
		327,545
Electronic Equipment & Instruments - 1.0%
Celestica, Inc. (sub. vtg.) (a)	1,540,500	23,700
Flextronics International Ltd. (a)	2,426,800	26,695
Jabil Circuit, Inc. (a)	1,177,600	27,144
Sanmina-SCI Corp. (a)	2,574,900	20,445
Solectron Corp. (a)	9,259,600	47,317
Thermo Electron Corp. (a)	697,900	15,528
		160,829
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	272,100	$ 13,483
First Data Corp.	2,872,300	108,458
		121,941
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	1,589,200	39,651
KLA-Tencor Corp. (a)	339,500	17,535
Lam Research Corp. (a)	716,800	15,598
Linear Technology Corp.	215,400	7,944
Micron Technology, Inc. (a)	1,096,200	16,048
Novellus Systems, Inc. (a)	166,500	5,962
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,837,894	28,379
United Microelectronics Corp. sponsored ADR (a)	5,664,322	23,507
Xilinx, Inc. (a)	145,500	3,824
		158,448
Software - 3.7%
Activision, Inc. (a)	1,473,000	17,160
Adobe Systems, Inc.	67,870	2,218
Microsoft Corp.	19,600,937	517,465
VERITAS Software Corp. (a)	1,507,734	46,438
		583,281
TOTAL INFORMATION TECHNOLOGY		1,573,798
MATERIALS - 1.0%
Chemicals - 0.3%
Dow Chemical Co.	1,485,000	52,421
Metals & Mining - 0.6%
Alcan, Inc.	1,138,000	39,668
Alcoa, Inc.	1,604,800	44,565
		84,233
Paper & Forest Products - 0.1%
Bowater, Inc.	267,500	10,304
International Paper Co.	216,200	8,458
		18,762
TOTAL MATERIALS		155,416
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.3%
Qwest Communications International, Inc. (a)	25,076,000	$ 100,053
SBC Communications, Inc.	10,267,491	239,849
Verizon Communications, Inc.	9,556,450	333,138
		673,040
UTILITIES - 0.7%
Electric Utilities - 0.6%
FirstEnergy Corp.	1,912,500	65,962
Southern Co.	465,500	13,239
Wisconsin Energy Corp.	534,200	15,038
		94,239
Gas Utilities - 0.1%
NiSource, Inc.	683,400	13,190
TOTAL UTILITIES		107,429
TOTAL COMMON STOCKS (Cost $15,168,043)		15,082,986
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (d)	$ 16,220	16,098
Media - 0.3%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (d)	8,780	12,073
Liberty Media Corp. 3.25% 3/15/31	43,340	43,472
		55,545
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d)	11,560	15,032
TOTAL CONSUMER DISCRETIONARY		86,675
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (d)	13,360	12,108
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc. 2% 1/1/07	$ 18,810	$ 15,471
CIENA Corp. 3.75% 2/1/08	28,505	23,909
		39,380
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.5% 2/1/10 (d)	3,290	4,610
Vitesse Semiconductor Corp. 4% 3/15/05	31,270	30,019
		34,629
TOTAL INFORMATION TECHNOLOGY		74,009
TOTAL CONVERTIBLE BONDS		172,792
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	2,603	2,427
9.5% 6/1/09	866	816
		3,243
TOTAL CORPORATE BONDS (Cost $165,740)		176,035
Money Market Funds - 3.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b)	487,353,857	$ 487,354
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	3,327,400	3,327
TOTAL MONEY MARKET FUNDS (Cost $490,681)		490,681
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $15,824,464)		15,749,702
NET OTHER ASSETS - (0.1)%		(12,337)
NET ASSETS - 100%		$ 15,737,365
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $59,921,000 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,608,357,000 and $6,803,267,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $844,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $665,957,000 of which $221,038,000 and $444,919,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,233) (cost $15,824,464) - See accompanying schedule		$ 15,749,702
Cash		7
Receivable for investments sold		51,816
Receivable for fund shares sold		21,338
Dividends receivable		23,578
Interest receivable		2,862
Other receivables		7
Total assets		15,849,310

Liabilities
Payable for investments purchased	$ 83,298
Payable for fund shares redeemed	12,905
Accrued management fee	9,988
Other payables and accrued expenses	2,427
Collateral on securities loaned, at value	3,327
Total liabilities		111,945

Net Assets		$ 15,737,365
Net Assets consist of:
Paid in capital		$ 16,589,005
Undistributed net investment income		88,324
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(865,214)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(74,750)
Net Assets, for 635,542 shares outstanding		$ 15,737,365
Net Asset Value, offering price and redemption price per share ($15,737,365 ÷ 635,542 shares)		$ 24.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends (including $1,940 received from affiliated issuers)		$ 235,001
Interest		34,830
Security lending		81
Total income		269,912

Expenses
Management fee Basic fee	$ 80,326
Performance adjustment	26,102
Transfer agent fees	35,116
Accounting and security lending fees	1,039
Non-interested trustees' compensation	54
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	223
Registration fees	132
Audit	100
Legal	47
Miscellaneous	909
Total expenses before reductions	144,055
Expense reductions	(3,827)	140,228
Net investment income (loss)		129,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $2,346 on sales of investments in affiliated issuers)	(488,011)
Foreign currency transactions	8
Total net realized gain (loss)		(488,003)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,996,633
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		1,996,641
Net gain (loss)		1,508,638
Net increase (decrease) in net assets resulting from operations		$ 1,638,322

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,684	$ 131,642
Net realized gain (loss)	(488,003)	(259,073)
Change in net unrealized appreciation (depreciation)	1,996,641	(3,908,757)
Net increase (decrease) in net assets resulting from operations	1,638,322	(4,036,188)
Distributions to shareholders from net investment income	(128,580)	(76,000)
Distributions to shareholders from net realized gain	-	(163,168)
Total distributions	(128,580)	(239,168)
Share transactions Net proceeds from sales of shares	4,924,391	6,234,565
Reinvestment of distributions	123,895	230,633
Cost of shares redeemed	(3,468,842)	(4,004,387)
Net increase (decrease) in net assets resulting from share transactions	1,579,444	2,460,811
Total increase (decrease) in net assets	3,089,186	(1,814,545)

Net Assets
Beginning of period	12,648,179	14,462,724
End of period (including undistributed net investment income of $88,324 and undistributed net investment income of $89,855, respectively)	$ 15,737,365	$ 12,648,179
Other Information Shares
Sold	214,274	229,387
Issued in reinvestment of distributions	5,510	8,598
Redeemed	(153,994)	(154,448)
Net increase (decrease)	65,790	83,537

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.20	$ 29.75	$ 30.90	$ 31.14	$ 28.11
Income from Investment Operations
Net investment income (loss) B	.22	.24 D	.16	.15	.17
Net realized and unrealized gain (loss)	2.56	(7.31) D	1.27	1.89	5.18
Total from investment operations	2.78	(7.07)	1.43	2.04	5.35
Distributions from net investment income	(.22)	(.15)	(.18)	(.14)	(.13)
Distributions from net realized gain	-	(.33)	(2.40)	(2.14)	(2.19)
Total distributions	(.22)	(.48)	(2.58)	(2.28)	(2.32)
Net asset value, end of period	$ 24.76	$ 22.20	$ 29.75	$ 30.90	$ 31.14
Total Return A	12.63%	(24.04)%	4.58%	7.00%	21.90%
Ratios to Average Net Assets C
Expenses before expense reductions	1.05%	.98%	.97%	.77%	.87%
Expenses net of voluntary waivers, if any	1.05%	.98%	.97%	.77%	.87%
Expenses net of all reductions	1.02%	.95%	.94%	.74%	.84%
Net investment income (loss)	.94%	.90% D	.54%	.52%	.58%
Supplemental Data
Net assets, end of period (in millions)	$ 15,737	$ 12,648	$ 14,463	$ 10,432	$ 14,283
Portfolio turnover rate	51%	81%	88%	86%	104%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Annual Report

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,417,045	|
Unrealized depreciation	(1,567,704)
Net unrealized appreciation (depreciation)	(150,659)
Undistributed ordinary income	82,766
Capital loss carryforward	(665,957)

Cost for federal income tax purposes	$ 15,900,361

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 128,580	$ 77,524
Long-term Capital Gains	-	161,644
Total	$ 128,580	$ 239,168

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .77% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,860 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,677 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $149, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Annual Report

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alberto-Culver Co. Class A	$ -	$ 2,959	$ 1,940	$ 210,761

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Dividend Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Dividend Growth Fund (a fund of Fidelity Securities Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Dividend Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Dividend Growth. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Dividend Growth. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Charles Mangum (38)
Year of Election or Appointment: 1997 Vice President of Dividend Growth. Mr. Mangum also serves as Vice President of other funds advised by FMR.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Dividend Growth. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Dividend Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Dividend Growth. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Dividend Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Dividend Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1993 Assistant Treasurer of Dividend Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Dividend Growth. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Dividend Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Dividend Growth. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DGF-UANN-0903
1.789245.100

Fidelity®

Growth & Income

Portfolio

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

This report is printed on recycled paper using soy-based inks.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth & Income Portfolio	-5.15%	-0.52%	9.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Growth & Income Portfolio on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Kaye, Portfolio Manager of Fidelity® Growth & Income Portfolio

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

Fidelity Growth & Income Portfolio gained 5.15% during the 12-month period, trailing the Standard & Poor's 500SM Index and the LipperSM Growth & Income Funds Average, which returned 10.64% and 8.79%, respectively. The primary reason for the fund's shortfall was its underweighting in technology. Having scant or no exposure to such strong performers as Intel, Cisco, Applied Materials, eBay and Dell Computer resulted in a cumulative return of 6.15% for the fund's technology stake, compared to 10.70% for those in the index - a disparity that represents the vast majority of the fund's overall underperformance of the S&P 500®. Regional Bell operating companies Verizon and BellSouth also detracted, as did government-sponsored enterprises Fannie Mae and Freddie Mac. On the plus side, an overweighting and strong stock selection in diversified financials - particularly equity-sensitive names such as Citigroup, Merrill Lynch and Morgan Stanley - accounted for the fund's best performance on an industry basis. Stock selection in the health care sector also was a significant positive. Nine of the fund's top-20 contributors on a relative basis were health-related. Positive contributors in this area included Amgen, Alcon, Boston Scientific and Becton Dickinson.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
SLM Corp.	4.5	5.0
Microsoft Corp.	3.5	3.3
General Electric Co.	3.5	3.1
Pfizer, Inc.	3.3	3.4
Citigroup, Inc.	3.3	2.2
Exxon Mobil Corp.	2.9	2.9
Wal-Mart Stores, Inc.	2.8	2.7
Verizon Communications, Inc.	2.5	2.4
American International Group, Inc.	2.0	2.1
Fannie Mae	2.0	3.6
	30.3
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.8
Health Care	17.1	19.5
Consumer Staples	12.2	10.2
Industrials	10.2	10.5
Consumer Discretionary	9.5	9.6
Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003 **
	Stocks and Equity Futures 93.6%		Stocks 88.1%
	Bonds 0.0%		Bonds 0.4%
	Convertible Securities 1.8%		Convertible Securities 2.2%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 9.3%
* Foreign investments	1.9%	** Foreign investments	1.5%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.9%
Harrah's Entertainment, Inc.	2,106,800	$ 91,962
Marriott International, Inc. Class A	3,080,900	126,625
McDonald's Corp.	6,891,700	158,578
MGM MIRAGE (a)	2,369,128	81,261
Starbucks Corp. (a)	2,944,760	80,480
		538,906
Household Durables - 0.1%
Garmin Ltd. (a)	441,835	16,905
Media - 5.9%
AOL Time Warner, Inc. (a)	8,715,546	134,481
Citadel Broadcasting Corp.	67,000	1,273
Clear Channel Communications, Inc.	1,292,000	52,907
Comcast Corp. Class A (special) (a)	4,579,900	134,191
Cox Communications, Inc. Class A (a)	2,189,300	69,598
E.W. Scripps Co. Class A	515,800	42,791
EchoStar Communications Corp. Class A (a)	2,974,663	107,891
Gannett Co., Inc.	1,252,500	96,230
General Motors Corp. Class H (a)	984,400	13,516
Knight-Ridder, Inc.	516,900	35,475
News Corp. Ltd. ADR	1,105,300	33,612
Omnicom Group, Inc.	3,900,620	288,178
Tribune Co.	950,000	44,859
Univision Communications, Inc. Class A (a)	2,461,900	76,811
Viacom, Inc. Class B (non-vtg.)	7,832,997	340,892
Walt Disney Co.	8,206,900	179,895
		1,652,600
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	393,800	14,771
Kohl's Corp. (a)	1,295,500	76,888
		91,659
Specialty Retail - 1.2%
Best Buy Co., Inc. (a)	1,300,300	56,758
Home Depot, Inc.	9,006,450	281,001
		337,759
Textiles Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	787,600	40,750
TOTAL CONSUMER DISCRETIONARY		2,678,579
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 12.2%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,983,400	$ 102,780
PepsiCo, Inc.	5,430,007	250,160
The Coca-Cola Co.	7,292,800	327,957
		680,897
Food & Staples Retailing - 4.2%
Sysco Corp.	7,148,800	215,393
Wal-Mart Stores, Inc.	14,199,400	793,888
Walgreen Co.	5,765,700	172,510
Whole Foods Market, Inc. (a)	369,000	18,810
		1,200,601
Food Products - 0.3%
Kellogg Co.	418,400	14,364
McCormick & Co., Inc. (non-vtg.)	2,362,800	60,393
Unilever NV (NY Shares)	309,100	17,458
		92,215
Household Products - 2.5%
Colgate-Palmolive Co.	2,996,100	163,587
Kimberly-Clark Corp.	2,664,200	128,947
Procter & Gamble Co.	4,593,900	403,666
		696,200
Personal Products - 1.3%
Avon Products, Inc.	863,800	53,892
Gillette Co.	10,187,400	313,364
		367,256
Tobacco - 1.5%
Altria Group, Inc.	8,755,900	350,324
UST, Inc.	2,050,000	68,163
		418,487
TOTAL CONSUMER STAPLES		3,455,656
ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. (NY Shares)	935,400	42,158
Oil & Gas - 4.2%
Apache Corp.	1,457,960	90,335
ChevronTexaco Corp.	3,008,410	216,936
ConocoPhillips	234,018	12,249
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	23,045,794	$ 819,969
Royal Dutch Petroleum Co. (NY Shares)	795,000	34,646
		1,174,135
TOTAL ENERGY		1,216,293
FINANCIALS - 22.3%
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	3,746,100	326,435
Merrill Lynch & Co., Inc.	6,663,200	362,278
Morgan Stanley	6,970,800	330,695
		1,019,408
Commercial Banks - 4.0%
Bank of America Corp.	4,690,646	387,307
Bank One Corp.	3,146,500	124,476
Fifth Third Bancorp	1,784,900	98,187
FleetBoston Financial Corp.	422,398	13,132
Wachovia Corp.	3,811,413	166,521
Wells Fargo & Co.	6,857,800	346,525
		1,136,148
Consumer Finance - 5.3%
American Express Co.	5,006,490	221,137
SLM Corp. (c)	30,630,530	1,269,938
		1,491,075
Diversified Financial Services - 3.4%
CIT Group, Inc.	738,380	20,586
Citigroup, Inc.	20,801,938	931,927
		952,513
Insurance - 2.7%
AFLAC, Inc.	1,329,100	42,638
American International Group, Inc.	8,979,800	576,503
MBIA, Inc.	2,413,900	122,192
The Chubb Corp.	492,400	31,908
		773,241
Real Estate - 1.1%
Equity Office Properties Trust	3,982,090	110,463
Equity Residential (SBI)	4,936,950	137,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Manufactured Home Communities, Inc.	925,000	$ 33,855
Simon Property Group, Inc.	734,900	31,123
		313,182
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	8,679,720	555,849
Freddie Mac	353,670	17,277
Golden West Financial Corp., Delaware	672,600	55,557
		628,683
TOTAL FINANCIALS		6,314,250
HEALTH CARE - 17.1%
Biotechnology - 1.6%
Amgen, Inc. (a)	5,140,700	357,690
Genzyme Corp. - General Division (a)	1,279,900	64,558
MedImmune, Inc. (a)	912,200	35,749
		457,997
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	4,017,120	204,753
Baxter International, Inc.	2,034,500	56,173
Becton, Dickinson & Co.	2,699,320	98,876
Boston Scientific Corp. (a)	1,043,020	65,950
C.R. Bard, Inc.	404,560	27,737
Guidant Corp.	748,900	35,363
Medtronic, Inc.	4,436,290	228,469
St. Jude Medical, Inc. (a)	1,291,320	69,279
Stryker Corp.	994,800	76,122
Zimmer Holdings, Inc. (a)	1,887,793	90,255
		952,977
Health Care Providers & Services - 2.2%
HCA, Inc.	489,300	17,248
IMS Health, Inc.	1,303,919	25,218
Tenet Healthcare Corp. (a)	1,805,900	24,885
UnitedHealth Group, Inc.	9,883,980	514,857
WellPoint Health Networks, Inc. (a)	593,900	49,680
		631,888
Pharmaceuticals - 9.9%
Abbott Laboratories	2,352,000	92,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,300,400	$ 104,656
AstraZeneca PLC sponsored ADR	1,617,400	65,052
Bristol-Myers Squibb Co.	3,845,400	100,749
Eli Lilly & Co.	2,768,552	182,281
Forest Laboratories, Inc. (a)	1,325,800	63,479
Johnson & Johnson	6,271,800	324,817
Merck & Co., Inc.	9,939,700	549,467
Novartis AG sponsored ADR	1,599,900	61,740
Pfizer, Inc.	27,990,369	933,759
Shire Pharmaceuticals Group PLC sponsored ADR (a)	418,400	9,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	366,000	20,986
Wyeth	6,178,500	281,616
		2,790,721
TOTAL HEALTH CARE		4,833,583
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
Boeing Co.	737,700	24,433
Lockheed Martin Corp.	3,542,600	185,420
Northrop Grumman Corp.	625,100	57,659
Raytheon Co.	787,500	24,176
United Technologies Corp.	1,965,600	147,872
		439,560
Airlines - 0.5%
Southwest Airlines Co.	8,714,643	143,007
Commercial Services & Supplies - 1.1%
Arbitron, Inc. (a)	598,300	22,257
Avery Dennison Corp.	1,031,300	55,649
ChoicePoint, Inc. (a)	721,866	27,532
Pitney Bowes, Inc.	2,173,920	82,826
Viad Corp.	1,433,900	31,818
Waste Management, Inc.	3,368,300	80,469
		300,551
Electrical Equipment - 0.2%
Emerson Electric Co.	1,331,300	71,491
Industrial Conglomerates - 5.0%
3M Co.	1,933,240	271,040
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	34,937,200	$ 993,614
Tyco International Ltd.	8,284,170	154,086
		1,418,740
Machinery - 0.9%
Dover Corp.	1,181,400	43,251
Eaton Corp.	230,700	19,418
Illinois Tool Works, Inc.	1,091,500	76,023
Ingersoll-Rand Co. Ltd. Class A	646,100	35,044
Pall Corp.	3,150,500	71,107
		244,843
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	1,509,600	41,605
Union Pacific Corp.	492,300	30,001
		71,606
TOTAL INDUSTRIALS		2,689,798
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	10,859,400	211,975
Motorola, Inc.	5,956,500	53,847
		265,822
Computers & Peripherals - 2.3%
Dell, Inc. (a)	5,002,900	168,498
Hewlett-Packard Co.	7,271,000	153,927
International Business Machines Corp.	3,302,300	268,312
Lexmark International, Inc. Class A (a)	812,200	52,119
		642,856
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	795,200	24,755
IT Services - 0.9%
Automatic Data Processing, Inc.	968,600	35,916
First Data Corp.	4,482,250	169,250
Paychex, Inc.	1,260,100	40,991
		246,157
Office Electronics - 0.3%
Xerox Corp. (a)	6,350,100	68,581
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. (a)	1,490,000	$ 56,546
Intel Corp.	651,000	16,242
Samsung Electronics Co. Ltd.	175,000	61,669
Texas Instruments, Inc.	492,300	9,290
		143,747
Software - 3.7%
Adobe Systems, Inc.	1,012,400	33,085
Microsoft Corp.	37,743,400	996,426
Network Associates, Inc. (a)	984,600	11,126
Oracle Corp. (a)	1,264,018	15,168
		1,055,805
TOTAL INFORMATION TECHNOLOGY		2,447,723
MATERIALS - 1.6%
Chemicals - 1.3%
Dow Chemical Co.	4,142,370	146,226
E.I. du Pont de Nemours & Co.	717,100	31,509
Praxair, Inc.	3,037,600	196,411
		374,146
Metals & Mining - 0.1%
Alcoa, Inc.	1,277,300	35,471
Paper & Forest Products - 0.2%
International Paper Co.	961,700	37,622
TOTAL MATERIALS		447,239
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
ALLTEL Corp.	1,899,350	88,871
BellSouth Corp.	14,703,900	374,508
SBC Communications, Inc.	22,553,400	526,847
Verizon Communications, Inc.	20,339,240	709,026
		1,699,252
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	2,905,800	149,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	472,100	$ 16,283
Southern Co.	3,393,300	96,505
		262,466
TOTAL COMMON STOCKS (Cost $17,853,084)		26,044,839
Convertible Preferred Stocks - 1.6%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Union Pacific Capital Trust 6.25% (d)	420,604	21,214
Insurance - 0.0%
Travelers Property Casualty Corp. 4.50%	652,000	15,299
TOTAL FINANCIALS		36,513
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Northrop Grumman Corp. 7.25%	738,900	76,661
Raytheon Co. 8.25%	2,122,100	118,521
		195,182
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Motorola, Inc. 7.00%	914,900	28,547
UTILITIES - 0.7%
Electric Utilities - 0.6%
FPL Group, Inc.:
8.00%	221,600	11,953
8.50%	2,242,600	124,868
TXU Corp. 8.125% PRIDES	738,100	24,127
		160,948
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	$ 32,147
TOTAL UTILITIES		193,095
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $458,407)		453,337
Convertible Bonds - 0.2%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. 3% 12/1/21	$ 46,760	45,998
TOTAL CONVERTIBLE BONDS (Cost $51,329)		45,998
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.01% 8/21/03 (e)	26,000	25,987
U.S. Treasury Bonds 8.125% 8/15/19	10,000	13,118
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,196)		39,105
Money Market Funds - 6.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b) (Cost $1,711,784)	1,711,783,837	$ 1,711,784
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,110,800)		28,295,063
NET OTHER ASSETS - (0.1)%		(31,650)
NET ASSETS - 100%		$ 28,263,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
1,700 S&P 500 Index Contracts	Sept. 2003	$ 420,453	$ (4,919)

The face value of futures purchased as a percentage of net assets - 1.5%
Security Type Abbreviations
MEDS - Mandatory Exchangeable Debt Securities PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,214,000 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,987,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,045,534,000 and $8,611,948,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $500,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $902,579,000 of which $266,818,000 and $635,761,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (cost $20,110,800) - See accompanying schedule		$ 28,295,063
Receivable for investments sold		27,876
Receivable for fund shares sold		21,079
Dividends receivable		41,314
Interest receivable		2,433
Receivable for daily variation on futures contracts		1,148
Other receivables		103
Total assets		28,389,016

Liabilities
Payable for investments purchased	$ 50,883
Payable for fund shares redeemed	58,780
Accrued management fee	11,430
Other payables and accrued expenses	4,510
Total liabilities		125,603

Net Assets		$ 28,263,413
Net Assets consist of:
Paid in capital		$ 20,985,949
Undistributed net investment income		49,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(951,354)
Net unrealized appreciation (depreciation) on investments		8,179,358
Net Assets, for 860,700 shares outstanding		$ 28,263,413
Net Asset Value, offering price and redemption price per share ($28,263,413 ÷ 860,700 shares)		$ 32.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends (including $13,988 received from affiliated issuers)		$ 495,840
Interest		39,174
Security lending		13
Total income		535,027

Expenses
Management fee	$ 129,618
Transfer agent fees	60,416
Accounting and security lending fees	1,539
Non-interested trustees' compensation	106
Depreciation in deferred trustee compensation account	(36)
Custodian fees and expenses	281
Registration fees	70
Audit	193
Legal	112
Miscellaneous	1,942
Total expenses before reductions	194,241
Expense reductions	(4,070)	190,171
Net investment income (loss)		344,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $141,275 on sales of investments in affiliated issuers)	(94,517)
Foreign currency transactions	(152)
Futures contracts	920
Total net realized gain (loss)		(93,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,062,282
Futures contracts	(4,919)
Total change in net unrealized appreciation (depreciation)		1,057,363
Net gain (loss)		963,614
Net increase (decrease) in net assets resulting from operations		$ 1,308,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 344,856	$ 308,109
Net realized gain (loss)	(93,749)	(826,722)
Change in net unrealized appreciation (depreciation)	1,057,363	(5,663,958)
Net increase (decrease) in net assets resulting from operations	1,308,470	(6,182,571)
Distributions to shareholders from net investment income	(319,655)	(301,174)
Distributions to shareholders from net realized gain	-	(349,292)
Total distributions	(319,655)	(650,466)
Share transactions Net proceeds from sales of shares	3,679,661	4,007,898
Reinvestment of distributions	309,163	630,005
Cost of shares redeemed	(4,563,028)	(6,054,662)
Net increase (decrease) in net assets resulting from share transactions	(574,204)	(1,416,759)
Total increase (decrease) in net assets	414,611	(8,249,796)

Net Assets
Beginning of period	27,848,802	36,098,598
End of period (including undistributed net investment income of $49,460 and undistributed net investment income of $30,785, respectively)	$ 28,263,413	$ 27,848,802
Other Information Shares
Sold	118,325	111,402
Issued in reinvestment of distributions	10,093	17,431
Redeemed	(148,741)	(171,139)
Net increase (decrease)	(20,323)	(42,306)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 39.10	$ 46.83	$ 47.27	$ 43.73
Income from Investment Operations
Net investment income (loss) B	.40	.34	.39	.38	.39
Net realized and unrealized gain (loss)	1.20	(7.12)	(3.83)	2.47	5.69
Total from investment operations	1.60	(6.78)	(3.44)	2.85	6.08
Distributions from net investment income	(.37)	(.33)	(.38)	(.39)	(.38)
Distributions from net realized gain	-	(.38)	(3.91)	(2.90)	(2.16)
Total distributions	(.37)	(.71)	(4.29)	(3.29)	(2.54)
Net asset value, end of period	$ 32.84	$ 31.61	$ 39.10	$ 46.83	$ 47.27
Total Return A	5.15%	(17.56)%	(8.25)%	6.34%	15.20%
Ratios to Average Net Assets C
Expenses before expense reductions	.73%	.69%	.68%	.67%	.68%
Expenses net of voluntary waivers, if any	.73%	.69%	.68%	.67%	.68%
Expenses net of all reductions	.71%	.68%	.66%	.66%	.66%
Net investment income (loss)	1.29%	.94%	.94%	.82%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 28,263	$ 27,849	$ 36,099	$ 41,440	$ 48,595
Portfolio turnover rate	33%	36%	46%	41%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,873,394	|
Unrealized depreciation	(732,320)
Net unrealized appreciation (depreciation)	8,141,074
Undistributed ordinary income	38,968
Capital loss carryforward	(902,579)
Cost for federal income tax purposes	$ 20,153,989

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 319,655	$ 307,740
Long-term Capital Gains	-	342,726
Total	$ 319,655	$ 650,466

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,731 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Annual Report

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,069 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
SLM Corp	$ 34,903	$ 130,837	$ 13,988	$ 1,269,938

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Growth & Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income Portfolio (a fund of Fidelity Securities Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Growth & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stvropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Steven Kaye (44)
Year of Election or Appointment: 1993 Vice President of Growth & Income.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Growth & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Growth & Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Growth & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Growth & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Growth & Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Growth & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Growth & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Growth & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Fidelity®

Real Estate Income

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	4	How the fund has done over time.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commision's website at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Real Estate Income Fund cumulative total return and show you what would have happened if Fidelity Real Estate Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Investment Summary

Top Five Stocks as of July 31, 2003
% of fund's net assets
Equity Residential (depositary shares) Series G, 7.25%	1.9
Parkway Properties, Inc. Series D, 8.00%	1.9
Apartment Investment & Management Co. Series T, 8.00%	1.9
Equity Office Properties Trust Series B, 5.25%	1.8
Simon Property Group, Inc. 6.50%	1.7
9.2
Top Five Bond Issuers as of July 31, 2003
(with maturities greater than one year)	% of fund's net assets
Residential Finance LP/Residential Finance Development Corp.	2.2
Morgan Stanley Capital I, Inc.	2.0
Post Apartment Homes LP	1.7
CS First Boston Mortgage Securities Corp.	1.4
CP LP	1.3
8.6
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *
Stocks 42.6%
Bonds 40.8%
Convertible Securities 8.3%
Other Investments 0.8%
Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	2.8%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 10.7%
	Shares	Value (Note 1)
FINANCIALS - 10.7%
Real Estate - 10.7%
Acadia Realty Trust (SBI)	89,000	$ 890,000
Alexandria Real Estate Equities, Inc.	8,200	375,150
AMB Property Corp. (SBI)	24,100	677,210
Annaly Mortgage Management, Inc.	8,700	166,605
Apartment Investment & Management Co. Class A	25,900	1,020,719
Archstone-Smith Trust	45,600	1,178,760
Arden Realty, Inc.	10,900	305,200
AvalonBay Communities, Inc.	26,000	1,221,480
Capital Automotive (SBI)	6,300	193,599
CBL & Associates Properties, Inc.	15,000	722,700
Colonial Properties Trust (SBI)	3,900	137,748
Developers Diversified Realty Corp.	6,500	193,050
Equity Residential (SBI)	15,000	418,500
Federal Realty Investment Trust (SBI)	47,300	1,649,351
First Industrial Realty Trust, Inc.	12,400	375,720
Gables Residential Trust (SBI)	12,800	406,400
General Growth Properties, Inc.	5,600	381,808
Getty Realty Corp.	11,300	272,782
Health Care Property Investors, Inc.	20,900	916,047
Healthcare Realty Trust, Inc.	57,600	1,888,704
Hospitality Properties Trust (SBI)	10,400	327,808
Kilroy Realty Corp.	2,100	60,417
Kimco Realty Corp.	5,600	229,208
Lexington Corporate Properties Trust	60,700	1,097,456
Liberty Property Trust (SBI)	9,900	343,431
Manufactured Home Communities, Inc.	6,700	245,220
MFA Mortgage Investments, Inc.	37,700	399,620
Nationwide Health Properties, Inc.	25,000	428,000
Newcastle Investment Corp.	8,500	181,220
Post Properties, Inc.	6,800	183,940
Prentiss Properties Trust (SBI)	5,300	164,035
Price Legacy Corp. (a)	42,300	161,163
ProLogis	19,900	548,245
Public Storage, Inc.	16,100	582,820
Redwood Trust, Inc.	15,000	612,000
Regency Centers Corp.	37,500	1,364,250
Shurgard Storage Centers, Inc. Class A	21,000	738,150
Simon Property Group, Inc.	21,700	918,995
Sovran Self Storage, Inc.	5,300	168,063
Sun Communities, Inc.	17,100	694,260
The Macerich Co.	6,300	235,179
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
The Rouse Co.	3,800	$ 151,962
The St. Joe Co.	6,800	220,660
Ventas, Inc.	43,800	724,890
Vornado Realty Trust	8,200	375,888
		24,548,413
TOTAL COMMON STOCKS (Cost $22,144,692)		24,548,413
Preferred Stocks - 40.2%

Convertible Preferred Stocks - 8.3%
FINANCIALS - 8.3%
Real Estate - 8.3%
Apartment Investment & Management Co. Series P, 9.00%	25,800	651,450
Crescent Real Estate Equities Co. Series A, 6.75%	21,900	446,760
Duke Realty Corp. (depositary shares) Series D, 7.375%	3,700	101,121
Equity Office Properties Trust Series B, 5.25%	85,100	4,186,920
Equity Residential (depositary shares) Series G, 7.25%	170,200	4,391,155
Glenborough Realty Trust, Inc. Series A, 7.75%	94,400	2,289,200
Innkeepers USA Trust Series A, 8.625%	22,100	554,710
Reckson Associates Realty Corp. Series A, 7.625%	100,600	2,406,352
Simon Property Group, Inc. 6.50%	35,500	3,917,425
		18,945,093
Nonconvertible Preferred Stocks - 31.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800	122,448
FINANCIALS - 31.9%
Real Estate - 31.9%
Alexandria Real Estate Equities, Inc. Series B, 9.10%	21,200	559,680
AMB Property Corp. Series L, 6.50%	30,000	738,000
American Real Estate Partners LP 5.00% pay-in-kind	945	8,127
Anthracite Capital, Inc. Series C, 9.375%	36,000	918,000
Apartment Investment & Management Co.:
Series D, 8.75%	25,400	637,794
Series G, 9.375%	63,900	1,713,798
Series H, 9.50%	4,000	100,680
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Apartment Investment & Management Co.: - continued
Series Q, 10.10%	16,300	$ 437,329
Series R, 10.00%	63,100	1,687,925
Series T, 8.00%	170,000	4,250,000
Bedford Property Investors, Inc. Series A, 8.75% (b)	19,000	950,000
Chelsea Property Group, Inc. Series A, 8.375%	17,100	881,163
Colonial Properties Trust (depositary shares) Series D, 8.125%	38,200	985,560
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	523,200
Cousins Properties, Inc. Series A, 7.75%	150,000	3,750,000
Crescent Real Estate Equities Co. Series B, 9.50%	18,800	485,040
Developers Diversified Realty Corp. (depositary shares):
Class F, 8.60%	7,200	191,448
Class G, 8.00%	47,800	1,211,730
Class H, 7.375%	125,000	3,062,500
Duke Realty Corp. (depositary shares) Series B, 7.99%	2,000	103,500
Eastgroup Properties, Inc. Series D, 7.95%	110,800	2,991,600
Equity Inns, Inc. Series B, 8.75% (c)	60,000	1,500,000
Equity Residential (depositary shares) Series N, 6.48%	25,000	606,250
Federal Realty Investment Trust Series B, 8.50%	11,800	315,532
First Industrial Realty Trust, Inc.:
(depositary shares) Series D, 7.95%	44,900	1,122,949
(depositary shares) Series E, 7.90%	39,100	975,545
Gables Residential Trust Series D, 7.50%	74,700	1,882,440
Health Care Property Investors, Inc. Series B, 8.70%	13,700	347,295
Health Care REIT, Inc. Series D, 7.875%	95,000	2,428,200
Highwoods Properties, Inc.:
(depositary shares) Series D, 8.00%	23,300	577,840
Series A, 8.625%	158	140,620
Series B, 8.00%	27,500	690,250
Home Properties of New York, Inc. Series F, 9.00%	5,600	158,200
Hospitality Properties Trust Series B, 8.875%	13,800	364,872
Host Marriott Corp.:
Class A, 10.00%	20,400	474,300
Class B, 10.00%	18,900	430,920
Class C, 10.00%	29,300	668,040
HRPT Properties Trust:
Series A, 9.875%	11,500	311,650
Series B, 8.75%	29,700	790,020
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
iStar Financial, Inc.:
Series D, 8.00%	32,200	$ 811,440
Series E, 7.875%	94,200	2,355,000
Keystone Property Trust Series D, 9.125%	27,100	714,085
La Quinta Properties, Inc. (depositary shares) Series A, 9.00%	4,100	101,229
LaSalle Hotel Properties Series A, 10.25%	12,400	331,700
Lexington Corporate Properties Trust Series B, 8.05%	154,500	3,916,575
LTC Properties, Inc.:
Series A, 9.50%	19,100	481,320
Series B, 9.00%	24,400	609,756
Mid-America Apartment Communities, Inc. Series H, 8.30% (c)	150,000	3,765,000
Nationwide Health Properties, Inc. 7.677%	3,734	279,117
New Plan Excel Realty Trust:
(depositary shares) Series D, 7.80%	20,200	1,020,100
(depositary shares) Series E, 7.625%	21,200	551,200
Newcastle Investment Corp. Series B, 9.75%	112,600	3,006,420
Omega Healthcare Investors, Inc.:
Series A, 9.25%	40,300	1,192,880
Series B, 8.625%	36,500	1,044,265
Parkway Properties, Inc. Series D, 8.00%	165,000	4,347,750
Post Properties, Inc. Series A, 8.50%	5,800	317,260
Prime Group Realty Trust Series B, 9.00%	30,500	691,130
ProLogis:
Series C, 8.54%	6,478	362,768
Series D, 7.92%	8,700	220,371
PS Business Parks, Inc.:
Series D, 9.50%	28,100	747,460
Series F, 2.1875%	21,900	584,730
Realty Income Corp. 8.25%	29,400	812,910
Regency Centers Corp. (depositary shares) Series 3, 7.45%	5,300	138,065
Simon Property Group, Inc. Series G, 7.89%	11,900	632,485
Taubman Centers, Inc. Series A, 8.30%	64,500	1,618,950
The Mills Corp.:
Series B, 9.00%	25,000	654,500
Series C, 9.00%	8,100	213,435
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
The Mills Corp.: - continued
Series E, 8.75%	38,100	$ 988,695
United Dominion Realty Trust, Inc. Series B, 8.60%	14,000	371,980
		72,854,573
TOTAL NONCONVERTIBLE PREFERRED STOCKS		72,977,021
TOTAL PREFERRED STOCKS (Cost $89,449,312)		91,922,114
Nonconvertible Bonds - 29.7%
	Principal Amount
CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 2.0%
Extended Stay America, Inc. 9.875% 6/15/11	$ 1,725,000	1,837,125
Felcor Lodging LP 8.5% 6/1/11	500,000	511,250
Florida Panthers Holdings, Inc. 9.875% 4/15/09	640,000	678,400
Hilton Hotels Corp. 7.625% 5/15/08	1,180,000	1,241,950
HMH Properties, Inc. 7.875% 8/1/05	140,000	140,700
La Quinta Inns, Inc. 7.4% 9/15/05	45,000	46,350
		4,455,775
Household Durables - 1.9%
D.R. Horton, Inc. 6.875% 5/1/13	300,000	289,500
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13 (b)	800,000	812,000
Ryland Group, Inc. 9.125% 6/15/11	300,000	336,000
Standard Pacific Corp. 9.25% 4/15/12	1,200,000	1,302,000
WCI Communities, Inc. 9.125% 5/1/12	1,500,000	1,567,500
		4,307,000
TOTAL CONSUMER DISCRETIONARY		8,762,775
FINANCIALS - 23.2%
Diversified Financial Services - 0.9%
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	2,080,000	2,173,600
Insurance - 0.1%
ITT Corp. 6.75% 11/15/03	170,000	173,400
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - 22.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	$ 1,513,167	$ 1,407,246
Archstone-Smith Trust 5% 8/15/07	200,000	206,662
Arden Realty LP 8.875% 3/1/05	500,000	548,424
AvalonBay Communities, Inc.:
6.125% 11/1/12	750,000	780,061
6.625% 9/15/11	260,000	280,345
CarrAmerica Realty Corp.:
5.25% 11/30/07	600,000	616,577
7.125% 1/15/12	225,000	246,563
CBRE Escrow, Inc. 9.75% 5/15/10 (b)	1,210,000	1,294,700
Colonial Realty LP 7% 7/14/07	1,000,000	1,080,369
CP LP 7.125% 11/1/11	2,900,000	2,989,993
Crescent Real Estate Equities LP 7.5% 9/15/07 (d)	2,500,000	2,518,750
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	1,000,000	1,068,750
Developers Diversified Realty Corp.:
4.625% 8/1/10 (b)	335,000	319,995
6.625% 1/15/08	400,000	429,049
7.5% 7/15/18	200,000	213,055
Duke Realty LP 5.25% 1/15/10	200,000	202,991
ERP Operating LP 5.2% 4/1/13	1,000,000	979,577
Forest City Enterprises, Inc. 7.625% 6/1/15	2,000,000	2,065,000
Gables Realty LP:
5.75% 7/15/07	1,100,000	1,141,810
7.25% 2/15/06	500,000	539,774
Health Care Property Investors, Inc. 6% 3/1/15	1,000,000	966,133
Health Care REIT, Inc.:
7.5% 8/15/07	1,000,000	1,070,476
8% 9/12/12	1,450,000	1,553,507
Healthcare Realty Trust, Inc. 8.125% 5/1/11	1,370,000	1,446,591
Highwoods/Forsyth LP 7.125% 2/1/08	950,000	968,326
Hospitality Properties Trust 6.75% 2/15/13	100,000	99,248
HRPT Properties Trust 6.5% 1/15/13	200,000	204,333
iStar Financial, Inc.:
7% 3/15/08	1,800,000	1,890,000
8.75% 8/15/08	200,000	218,000
La Quinta Properties, Inc. 8.875% 3/15/11 (b)	800,000	844,000
LNR Property Corp.:
7.625% 7/15/13 (b)	1,500,000	1,470,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
LNR Property Corp.: - continued
9.375% 3/15/08	$ 1,000,000	$ 1,047,500
10.5% 1/15/09	140,000	148,400
Mack-Cali Realty LP 7.25% 3/15/09	100,000	112,479
MeriStar Hospitality Corp. 9% 1/15/08	1,800,000	1,755,000
Nationwide Health Properties, Inc. 8.25% 7/1/12	1,300,000	1,317,888
Pan Pacific Retail Properties, Inc. 4.7% 6/1/13	500,000	459,798
Post Apartment Homes LP:
6.85% 3/16/15 (d)	2,085,000	2,183,389
7.7% 12/20/10	1,500,000	1,597,107
ProLogis 7.1% 4/15/08	775,000	868,212
Regency Centers LP:
6.75% 1/15/12	500,000	537,609
7.95% 1/15/11	500,000	582,100
Security Capital Industrial Trust 7.95% 5/15/08	130,000	143,203
Senior Housing Properties Trust 8.625% 1/15/12	1,600,000	1,680,000
Simon Property Group LP 5.375% 8/28/08	550,000	571,691
Summit Properties Partnership LP 6.95% 8/15/04	300,000	310,785
Sun Communties Operating LP 5.75% 4/15/10	1,000,000	1,014,790
Tanger Properties LP:
7.875% 10/24/04	1,500,000	1,515,000
9.125% 2/15/08	300,000	318,000
The Rouse Co. 7.2% 9/15/12	1,000,000	1,085,109
Thornburg Mortgage, Inc. 8% 5/15/13 (b)	2,000,000	2,040,000
Ventas Realty LP/Ventas Capital Corp.:
8.75% 5/1/09	500,000	530,000
9% 5/1/12	500,000	542,500
Vornado Realty Trust 5.625% 6/15/07	700,000	728,312
		50,749,177
TOTAL FINANCIALS		53,096,177
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Beverly Enterprises, Inc. 9.625% 4/15/09	2,000,000	2,040,000
Manor Care, Inc. 8% 3/1/08	700,000	756,000
		2,796,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Crown Castle International Corp. 9.375% 8/1/11	$ 2,000,000	$ 2,060,000
SpectraSite, Inc. 8.25% 5/15/10 (b)	1,000,000	1,050,000
		3,110,000
TOTAL NONCONVERTIBLE BONDS (Cost $67,059,411)		67,764,952
Asset-Backed Securities - 1.5%

Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (b)	91,256	89,339
Series 2003-3N Class A, 8% 9/27/33 (b)	300,000	291,000
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (b)	36,993	36,993
Residential Finance LP/Residential Finance Development Corp. Series 2003-B:
Class B8, 7.6106% 7/10/35 (b)(d)	2,000,000	2,000,000
Class B9, 12.8606% 7/10/35 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES (Cost $3,422,626)		3,417,332
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.1%
Countrywide Home Loans Series 2002-38 Class B3, 5% 2/25/18 (b)	243,905	212,502
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class Bl1, 5.5% 12/25/17 (b)	204,232	176,597
Residential Finance LP/Residential Finance Development Corp.:
floater Series 2003-A Class B7, 6.8606% 3/10/35 (b)(d)	1,493,046	1,493,046
Series 2002-A Class B10, 17.1106% 10/10/34 (d)	571,412	583,287
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17	97,587	92,189
TOTAL PRIVATE SPONSOR		2,557,621
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.2%
Fannie Mae Series 2003-W1 Class B3, 5.75% 12/25/42	$ 347,504	$ 258,890
Fannie Mae REMIC pass thru certificates Series 2001-W3 Class B3, 7% 9/25/41	309,924	255,832
TOTAL U.S. GOVERNMENT AGENCY		514,722
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,079,520)		3,072,343
Commercial Mortgage Securities - 8.3%

Banc America Commercial Mortgage, Inc. Series 2002-PB2 Class XC, 0.4308% 6/11/35 (b)(d)(e)	79,090,450	2,091,642
CBA Mortgage Corp. Series 1993-C1 Class F, 6.72% 12/25/03 (b)(d)	700,000	672,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 34.039% 6/28/38 (b)(d)	590,000	608,760
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class D, 9% 6/28/38 (b)	850,000	774,332
CS First Boston Mortgage Securities Corp.:
Series 1995-WF1 Class E, 8.2432% 12/21/27 (b)(d)	2,250,000	2,278,782
Series 2003-TFLA Class AX, 0.5318% 4/15/13 (b)(d)(e)	102,500,000	973,238
GMAC Commercial Mortgage Securities, Inc. sequential pay Series 1999-C1 Class A2, 6.175% 5/15/33	650,000	705,686
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.3675% 7/5/18 (b)(d)	1,455,465	1,455,010
J.P. Morgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (b)	350,000	318,878
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2003-C4A Class F, 3.3513% 7/11/15 (b)(d)	221,000	221,207
Merrill Lynch Mortgage Trust Series 2002-MW1 Class H, 5.695% 7/12/34 (b)	820,000	678,038
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	200,000	218,003
Series 1995-GAL1 Class E, 8.25% 8/15/27 (b)	2,134,737	2,219,126
Series 1997-HF1 Class G, 6.86% 7/15/29 (b)	555,000	523,174
Series 1998-HF1 Class F, 7.18% 3/15/30 (b)	1,500,000	1,548,281
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.3048% 11/18/31 (b)(d)	$ 350,000	$ 342,904
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (b)	2,075,000	1,939,801
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (b)	600,000	530,381
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (b)	400,000	417,375
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class J, 4.932% 4/15/35 (b)	600,000	473,899
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,888,663)		18,990,517
Floating Rate Loans - 0.8%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
American Tower LP Tranche B term loan 4.61% 12/31/07 (d)	997,494	1,004,975
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SpectraSite Communications, Inc. Tranche B term loan 5.3245% 12/31/07 (d)	724,876	729,407
TOTAL FLOATING RATE LOANS (Cost $1,642,918)		1,734,382
Cash Equivalents - 9.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $22,153,000)	$ 22,153,654	$ 22,153,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $227,840,142)		233,603,053
NET OTHER ASSETS - (2.2)%		(5,058,369)
NET ASSETS - 100%		$ 228,544,684
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $32,147,000 or 14.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $225,031,267 and $20,865,536, respectively, of which long-term U.S. government and government agency obligations aggregated $2,829,676 and $2,840,402, respectively.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	0.2%
AAA,AA,A	1.8
BBB	11.8
BB	16.5
B	8.4
CCC,CC,C	0.0
Not Rated	2.9
Equities	50.9
Short-Term Investments and Net Other Assets	7.5
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,202 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,734,382 or 0.8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $22,153,000) (cost $227,840,142) - See accompanying schedule		$ 233,603,053
Cash		874
Receivable for investments sold		957,694
Receivable for fund shares sold		1,588,039
Dividends receivable		218,092
Interest receivable		1,466,074
Prepaid Expenses		12,899
Redemption fees receivable		1,180
Total assets		237,847,905

Liabilities
Payable for investments purchased Regular delivery	$ 3,469,553
Delayed delivery	5,250,000
Payable for fund shares redeemed	376,919
Accrued management fee	120,694
Other payables and accrued expenses	86,055
Total liabilities		9,303,221

Net Assets		$ 228,544,684
Net Assets consist of:
Paid in capital		$ 219,760,306
Undistributed net investment income		2,117,828
Accumulated undistributed net realized gain (loss) on investments		903,639
Net unrealized appreciation (depreciation) on investments		5,762,911
Net Assets, for 20,940,852 shares outstanding		$ 228,544,684
Net Asset Value, offering price and redemption price per share ($228,544,684 ÷ 20,940,852 shares)		$ 10.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	For the period February 4, 2003 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 1,703,451
Interest		1,680,243
Total income		3,383,694

Expenses
Management fee	$ 319,875
Transfer agent fees	119,457
Accounting fees and expenses	31,690
Non-interested trustees' compensation	152
Custodian fees and expenses	13,576
Registration fees	33,033
Audit	25,290
Legal	151
Miscellaneous	13
Total expenses before reductions	543,237
Expense reductions	(16,472)	526,765
Net investment income (loss)		2,856,929
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		903,571
Change in net unrealized appreciation (depreciation) on investment securities		5,762,911
Net gain (loss)		6,666,482
Net increase (decrease) in net assets resulting from operations		$ 9,523,411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period February 4, 2003 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,856,929
Net realized gain (loss)	903,571
Change in net unrealized appreciation (depreciation)	5,762,911
Net increase (decrease) in net assets resulting from operations	9,523,411
Distributions to shareholders from net investment income	(739,035)
Share transactions Net proceeds from sales of shares	228,397,082
Reinvestment of distributions	660,162
Cost of shares redeemed	(9,331,894)
Net increase (decrease) in net assets resulting from share transactions	219,725,350
Redemption fees	34,958
Total increase (decrease) in net assets	228,544,684

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,117,828)	$ 228,544,684
Other Information Shares
Sold	21,747,045
Issued in reinvestment of distributions	62,753
Redeemed	(868,946)
Net increase (decrease)	20,940,852

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.27
Net realized and unrealized gain (loss)	.71
Total from investment operations	.98
Distributions from net investment income	(.07)
Redemption fees added to paid in capital D	- G
Net asset value, end of period	$ 10.91
Total ReturnB,C	9.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A
Expenses net of voluntary waivers, if any	.97% A
Expenses net of all reductions	.94% A
Net investment income (loss)	5.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,545
Portfolio turnover rate	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the period shown.

D Calculated based on average shares outstanding during the period.

E For the period February 4, 2003 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Real Estate Income Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Annual Report

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, non-taxable dividends and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,005,730	|
Unrealized depreciation	(1,207,825)
Net unrealized appreciation (depreciation)	5,797,905
Undistributed ordinary income	2,809,904
Undistributed long-term capital gain	101,425
Cost for federal income tax purposes	$ 227,805,148

The tax character of distributions paid was as follows:

July 31, 2003
Ordinary Income	$ 739,035

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Annual Report

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $12,931 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,541.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the portfolio of investments, as of July 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 4, 2003 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of July 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from February 4, 2003 (commencement of operations) to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Real Estate Income. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity®Magellan®Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (43)

Year of Election or Appointment: 2003

Vice President of Real Estate Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Mark P. Snyderman (46)

Year of Election or Appointment: 2003

Vice President of Real Estate Income. Prior to assuming his current responsibilities, Mr. Snyderman served as an investment officer for commercial mortgage-backed securities in Fidelity's real estate group and as a portfolio manager of real estate stock and real estate bond mutual funds and institutional accounts.

Eric D. Roiter (54)

Year of Election or Appointment: 2003

Secretary of Real Estate Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Real Estate Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Name, Age; Principal Occupation
Maria F. Dwyer (44)

Year of Election or Appointment: 2003

President and Treasurer of Real Estate Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2003

Chief Financial Officer of Real Estate Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Real Estate Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2003 Assistant Treasurer of Real Estate Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Real Estate Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of Real Estate Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Real Estate Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Real Estate Income Fund voted to pay on September 8, 2003, to shareholders of record at the opening of business on September 5, 2003, a distribution of $.03 per share derived from capital gains realized from sales of portfolio securities.

A total of .13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

REI-UANN-0903
1.789710.100

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, July 31, 2003, the Fidelity Securities Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Securities Fund has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003